Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
6/30/20 (Unaudited)

COMMON STOCKS (58.0%)(a)
	Shares	Value
Basic materials (2.0%)
Air Liquide SA (France)	2,998	$431,978
Air Products & Chemicals, Inc.	11,672	2,818,321
Akzo Nobel NV (Netherlands)	12,708	1,136,916
Albemarle Corp.(S)	26,785	2,068,070
Anglo American PLC (United Kingdom)	106,577	2,463,526
Arkema SA (France)	4,531	432,697
Ashland Global Holdings, Inc.	6,900	476,790
Axalta Coating Systems, Ltd.(NON)	46,700	1,053,085
Azrieli Group, Ltd. (Israel)	1,300	58,883
BHP Billiton, Ltd. (Australia)	22,434	556,740
BHP Group PLC (United Kingdom)	44,950	922,809
Celanese Corp.	7,400	638,916
CF Industries Holdings, Inc.	52,100	1,466,094
Compagnie De Saint-Gobain (France)(NON)	9,786	351,733
Covestro AG (Germany)(NON)	25,972	985,670
CRH PLC (Ireland)	147,156	5,033,161
Dow, Inc.	76,072	3,100,695
DuPont de Nemours, Inc.	40,072	2,129,025
Eastman Chemical Co.	22,600	1,573,864
Eiffage SA (France)(NON)	9,678	883,666
Fortescue Metals Group, Ltd. (Australia)	74,802	717,741
Fortune Brands Home & Security, Inc.	38,296	2,448,263
Freeport-McMoRan, Inc. (Indonesia)	219,587	2,540,622
ICL Group, Ltd. (Israel)	87,890	261,625
Koninklijke DSM NV (Netherlands)	8,369	1,156,787
LafargeHolcim, Ltd. (Switzerland)	8,816	385,594
Linde PLC	9,453	2,005,076
Linde PLC	3,521	741,127
Newcrest Mining, Ltd. (Australia)	13,965	311,353
NewMarket Corp.	1,800	720,864
Nippon Steel Corp. (Japan)	20,800	195,618
Nitto Denko Corp. (Japan)	8,400	475,317
Nucor Corp.	4,602	190,569
PPG Industries, Inc.	8,600	912,116
Reliance Steel & Aluminum Co.	8,900	844,877
Rio Tinto PLC (United Kingdom)	35,057	1,972,656
Rio Tinto, Ltd. (Australia)	908	61,570
Sherwin-Williams Co. (The)	6,841	3,953,072
Shin-Etsu Chemical Co., Ltd. (Japan)	7,200	841,669
SIG Combibloc Group AG (Switzerland)	65,645	1,060,944
Symrise AG (Germany)	5,704	661,776

		51,041,875
Capital goods (3.8%)
ABB, Ltd. (Switzerland)	14,681	330,514
ACS Actividades de Construccion y Servicios SA (Spain)	10,987	276,429
Airbus SE (France)(NON)	1,974	140,467
Allison Transmission Holdings, Inc.	30,100	1,107,078
AptarGroup, Inc.	10,900	1,220,582
Atlas Copco AB Class A (Sweden)	18,760	793,287
Avery Dennison Corp.	17,800	2,030,802
BAE Systems PLC (United Kingdom)	59,051	353,207
Ball Corp.	14,197	986,550
Berry Global Group, Inc.(NON)	29,000	1,285,280
Caterpillar, Inc.	6,600	834,900
Crown Holdings, Inc.(NON)	16,000	1,042,080
Cummins, Inc.	26,900	4,660,694
Curtiss-Wright Corp.	3,900	348,192
Daikin Industries, Ltd. (Japan)	7,600	1,222,127
Delphi Automotive PLC	24,940	1,943,325
Dover Corp.	16,400	1,583,584
Eaton Corp. PLC	25,273	2,210,882
Faurecia SA (France)(NON)	13,895	541,735
HD Supply Holdings, Inc.(NON)	5,882	203,811
HEICO Corp.	11,900	1,185,835
Hitachi, Ltd. (Japan)	36,400	1,149,128
Honeywell International, Inc.	63,965	9,248,699
Johnson Controls International PLC	164,346	5,610,772
KION Group AG (Germany)	15,209	933,676
Koito Manufacturing Co., Ltd. (Japan)	10,300	414,626
Kone OYJ Class B (Finland)	6,817	468,442
Legrand SA (France)	11,187	848,847
Lockheed Martin Corp.	31,361	11,444,256
Northrop Grumman Corp.	48,254	14,835,210
Obayashi Corp. (Japan)	45,800	428,299
Otis Worldwide Corp.	123,536	7,024,257
Raytheon Technologies Corp.	41,322	2,546,262
Republic Services, Inc.	18,700	1,534,335
Sandvik AB (Sweden)(NON)	86,505	1,613,463
Schindler Holding AG Part. Cert. (Switzerland)	239	56,191
Schneider Electric SA (France)	12,184	1,350,812
Silgan Holdings, Inc.	18,300	592,737
Spirax_Sarco engineering PLC (United Kingdom)	2,383	294,210
Stanley Electric Co., Ltd. (Japan)	13,800	332,326
Teledyne Technologies, Inc.(NON)	3,900	1,212,705
Tervita Corp. (Canada)(NON)	127	356
Toshiba Corp. (Japan)	17,000	541,759
Trane Technologies PLC	9,100	809,718
TransDigm Group, Inc.	3,175	1,403,509
Vinci SA (France)	7,579	696,955
Waste Connections, Inc.	33,500	3,141,965
Waste Management, Inc.	56,424	5,975,866

		98,810,742
Communication services (2.9%)
American Tower Corp.(R)	40,970	10,592,384
AT&T, Inc.(S)	141,379	4,273,887
BCE, Inc. (Canada)	13,471	561,821
BT Group PLC (United Kingdom)	207,924	293,463
Charter Communications, Inc. Class A(NON)	17,558	8,955,282
China Mobile, Ltd. (China)	121,000	817,605
Comcast Corp. Class A	282,432	11,009,199
Crown Castle International Corp.(R)	30,300	5,070,705
Deutsche Telekom AG (Germany)	113,714	1,902,140
Elisa OYJ (Finland)	7,131	433,458
Equinix, Inc.(R)	6,000	4,213,800
Hikari Tsushin, Inc. (Japan)	2,000	455,479
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	171,000	251,351
Juniper Networks, Inc.	27,155	620,763
KDDI Corp. (Japan)	93,900	2,815,390
Liberty Global PLC Class C (United Kingdom)(NON)	26,853	577,608
Nippon Telegraph & Telephone Corp. (Japan)	40,100	933,536
NTT DoCoMo, Inc. (Japan)	36,300	968,355
SBA Communications Corp.(R)	9,056	2,697,964
Telstra Corp., Ltd. (Australia)	237,797	514,775
Verizon Communications, Inc.	314,889	17,359,831
Vodafone Group PLC (United Kingdom)	658,729	1,050,383

		76,369,179
Communications equipment (0.7%)
Cisco Systems, Inc.	408,373	19,046,517

		19,046,517
Computers (3.8%)
Akamai Technologies, Inc.(NON)(S)	29,100	3,116,319
Apple, Inc.	201,154	73,380,979
Dropbox, Inc. Class A(NON)	31,200	679,224
Dynatrace, Inc.(NON)	18,839	764,863
Fortinet, Inc.(NON)	30,400	4,173,008
Fujitsu, Ltd. (Japan)	5,400	632,092
Logitech International SA (Switzerland)	10,441	680,797
Otsuka Corp. (Japan)	14,300	753,201
RingCentral, Inc. Class A(NON)	8,257	2,353,328
ServiceNow, Inc.(NON)	18,100	7,331,586
Software AG (Germany)(NON)	20,609	830,843
Synopsys, Inc.(NON)	20,152	3,929,640

		98,625,880
Conglomerates (0.6%)
AMETEK, Inc.	23,200	2,073,384
Danaher Corp.	67,163	11,876,433
General Electric Co.	59,440	405,975
Orkla ASA (Norway)	30,603	268,247

		14,624,039
Consumer cyclicals (8.2%)
ABC-Mart, Inc. (Japan)	2,500	146,265
Adecco Group AG (Switzerland)	14,425	675,865
adidas AG (Germany)(NON)	5,153	1,348,126
Amazon.com, Inc.(NON)	23,877	65,872,345
Aramark	67,652	1,526,906
Benefit One, Inc. (Japan)	14,800	297,265
Berkeley Group Holdings PLC (The) (United Kingdom)	6,536	336,839
BJ's Wholesale Club Holdings, Inc.(NON)	108,587	4,047,037
Booking Holdings, Inc.(NON)	5,239	8,342,269
Booz Allen Hamilton Holding Corp.	28,100	2,185,899
Brambles, Ltd. (Australia)	99,055	745,177
Bridgestone Corp. (Japan)	5,900	189,834
CK Hutchison Holdings, Ltd. (Hong Kong)	80,000	512,842
Clear Channel Outdoor Holdings, Inc.(NON)	2,938	3,056
Clorox Co. (The)	21,410	4,696,712
Compagnie Generale des Etablissements Michelin SCA (France)(NON)	3,543	367,041
Compass Group PLC (United Kingdom)	130,804	1,799,487
CoStar Group, Inc.(NON)	7,097	5,043,625
Daito Trust Construction Co., Ltd. (Japan)	4,400	404,273
Daiwa House Industry Co., Ltd. (Japan)	22,100	521,243
Discovery, Inc. Class A(NON)(S)	38,300	808,130
Dollar General Corp.	4,819	918,068
Dollar Tree, Inc.(NON)	3,928	364,047
Edenred (France)	43,646	1,906,756
Extended Stay America, Inc. (Units)	39,900	446,481
Ferrari NV (Italy)	4,449	758,087
Fiat Chrysler Automobiles NV (Italy)(NON)	57,792	579,722
Flutter Entertainment PLC (Ireland)	4,685	614,352
Ford Motor Co.	11,190	68,035
Fox Corp. Class B	2,554	68,549
Geberit International AG (Switzerland)	367	183,483
General Motors Co.	62,735	1,587,196
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2
Hermes International (France)	2,221	1,853,697
Hilton Worldwide Holdings, Inc.	66,912	4,914,686
Home Depot, Inc. (The)	28,129	7,046,596
Hoshizaki Corp. (Japan)	4,800	411,302
iHeartMedia, Inc. Class A(NON)(S)	1,249	10,429
Industria de Diseno Textil SA (Inditex) (Spain)	56,626	1,497,149
InterContinental Hotels Group PLC (United Kingdom)	7,507	332,736
Jardine Matheson Holdings, Ltd. (Hong Kong)	3,300	137,906
Kering SA (France)	3,772	2,048,836
Kimberly-Clark Corp.	2,742	387,582
Kingfisher PLC (United Kingdom)	265,043	724,125
Knorr-Bremse AG (Germany)	4,129	417,773
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	58,279	2,007,712
Live Nation Entertainment, Inc.(NON)	30,014	1,330,521
lululemon athletica, Inc. (Canada)(NON)	8,573	2,674,862
LVMH Moet Hennessy Louis Vuitton SA (France)	1,517	664,444
Madison Square Garden Entertainment Corp.(NON)(S)	6,700	502,500
Mastercard, Inc. Class A	21,975	6,498,008
MGM Resorts International	82,200	1,380,960
Moody's Corp.	1,600	439,568
News Corp. Class A	7,432	88,144
Nexi SpA (Italy)(NON)	81,321	1,404,780
Nielsen Holdings PLC	40,900	607,774
Nihon M&A Center, Inc. (Japan)	17,800	804,051
NIKE, Inc. Class B	53,402	5,236,066
Nintendo Co., Ltd. (Japan)	7,000	3,114,755
Pandora A/S (Denmark)	7,247	393,416
PayPal Holdings, Inc.(NON)	54,603	9,513,481
Peugeot SA (France)(NON)	68,087	1,105,228
Porsche Automobil Holding SE (Preference) (Germany)	12,330	706,634
Publicis Groupe SA (France)	3,372	109,006
PulteGroup, Inc.	144,082	4,903,110
Ryohin Keikaku Co., Ltd. (Japan)	18,900	267,478
S&P Global, Inc.	12,244	4,034,153
Secom Co., Ltd. (Japan)	15,100	1,319,289
Sofina SA (Belgium)	573	151,104
Sohgo Security Services Co., Ltd. (Japan)	5,000	232,745
Sony Corp. (Japan)	56,700	3,882,891
Subaru Corp. (Japan)	2,400	49,911
Target Corp.	58,444	7,009,189
Taylor Wimpey PLC (United Kingdom)	234,375	413,482
Tempur Sealy International, Inc.(NON)	9,400	676,330
Tesla Motors, Inc.(NON)(S)	1,226	1,323,847
Toyota Industries Corp. (Japan)	11,900	630,056
Toyota Motor Corp. (Japan)	600	37,639
United Rentals, Inc.(NON)	23,088	3,441,036
Verisk Analytics, Inc.	10,900	1,855,180
Volkswagen AG (Preference) (Germany)(NON)	6,203	938,068
Volvo AB (Sweden)(NON)	37,465	585,634
Walmart, Inc.	88,164	10,560,283
Walt Disney Co. (The)	3,027	337,541
Wesfarmers, Ltd. (Australia)	66,612	2,068,949
Wolters Kluwer NV (Netherlands)	16,160	1,260,647

		211,708,303
Consumer staples (3.9%)
a2 Milk Co., Ltd. (New Zealand)(NON)	40,213	526,602
Altria Group, Inc.	2,373	93,140
Associated British Foods PLC (United Kingdom)	22,528	533,850
Auto Trader Group PLC (United Kingdom)	52,161	339,861
British American Tobacco PLC (United Kingdom)	23,194	891,147
Campbell Soup Co.(S)	13,800	684,894
Carlsberg A/S Class B (Denmark)	9,809	1,295,768
Chipotle Mexican Grill, Inc.(NON)	2,251	2,368,862
Coca-Cola Co. (The)	233,800	10,446,184
Coca-Cola HBC AG (Switzerland)	55,864	1,402,062
Coles Group, Ltd. (Australia)	36,843	437,656
Costco Wholesale Corp.	1,800	545,778
Diageo PLC (United Kingdom)	32,807	1,088,994
Domino's Pizza, Inc.	281	103,813
Essity AB Class B (Sweden)(NON)	45,699	1,475,359
Estee Lauder Cos., Inc. (The) Class A	18,937	3,573,033
Ferguson PLC (United Kingdom)	18,436	1,508,156
Hershey Co. (The)	22,100	2,864,602
Hormel Foods Corp.	2,234	107,835
Imperial Brands PLC (United Kingdom)	52,804	1,005,554
ITOCHU Corp. (Japan)	77,100	1,660,359
J.M. Smucker Co. (The)	7,816	827,011
Japan Tobacco, Inc. (Japan)	3,700	68,649
JDE Peet's BV (Netherlands)(NON)	12,458	504,996
Kerry Group PLC Class A (Ireland)	3,380	420,495
Keurig Dr Pepper, Inc.(S)	23,582	669,729
Kobe Bussan Co., Ltd. (Japan)	5,600	315,690
Koninklijke Ahold Delhaize NV (Netherlands)	104,565	2,847,441
Kose Corp. (Japan)	3,600	432,817
L'Oreal SA (France)(NON)	5,225	1,675,083
McDonald's Holdings Co. (Japan), Ltd. (Japan)	7,900	426,180
Metro, Inc. (Canada)	1,486	61,296
Molson Coors Beverage Co. Class B	35,590	1,222,872
Mondelez International, Inc. Class A	94,247	4,818,849
Monster Beverage Corp.(NON)	13,600	942,752
Nestle SA (Switzerland)	26,615	2,940,297
Netflix, Inc.(NON)	1,521	692,116
PALTAC Corp. (Japan)	15,900	729,118
PepsiCo, Inc.	92,438	12,225,850
Procter & Gamble Co. (The)	171,769	20,538,420
Recruit Holdings Co., Ltd. (Japan)	8,900	304,239
Seven & i Holdings Co., Ltd. (Japan)	18,500	603,728
Starbucks Corp.	89,300	6,571,587
Sundrug Co., Ltd. (Japan)	12,400	409,706
Swedish Match AB (Sweden)	2,709	190,212
Sysco Corp.	35,500	1,940,430
Unilever NV (Netherlands)	25,770	1,366,721
Unilever PLC (United Kingdom)	9,174	494,640
Walgreens Boots Alliance, Inc.	24,894	1,055,257
WH Group, Ltd. (Hong Kong)	1,237,500	1,062,005
Wilmar International, Ltd. (Singapore)	201,600	593,773
WM Morrison Supermarkets PLC (United Kingdom)	81,286	191,761
Woolworths Group, Ltd. (Australia)	40,319	1,039,746
Zalando SE (Germany)(NON)	15,600	1,097,130

		102,234,105
Electronics (2.0%)
Brother Industries, Ltd. (Japan)	22,700	409,041
Garmin, Ltd.	16,100	1,569,750
Hoya Corp. (Japan)	17,700	1,695,040
Intel Corp.	11,036	660,284
MinebeaMitsumi, Inc. (Japan)	44,000	797,759
NVIDIA Corp.	28,074	10,665,593
NXP Semiconductors NV	12,439	1,418,544
Qorvo, Inc.(NON)	1,603	177,180
Qualcomm, Inc.	200,120	18,252,945
Roper Technologies, Inc.	5,281	2,050,401
Samsung Electronics Co., Ltd. (Preference) (South Korea)	26,653	1,040,858
SMC Corp. (Japan)	900	459,360
Texas Instruments, Inc.	46,715	5,931,404
Thales SA (France)	13,716	1,106,379
Xilinx, Inc.	56,100	5,519,679

		51,754,217
Energy (1.5%)
Ampol Ltd. (Australia)	3,406	69,191
BP PLC (United Kingdom)	427,610	1,625,098
Cabot Oil & Gas Corp.	3,884	66,727
Cenovus Energy, Inc. (Canada)	127,034	594,185
Chevron Corp.	141,165	12,596,153
ConocoPhillips	66,130	2,778,783
Enterprise Products Partners LP	100,185	1,820,361
EOG Resources, Inc.	14,775	748,502
Exxon Mobil Corp.	66,023	2,952,549
Gamesa Corp Tecnologica SA (Spain)(NON)	3,297	58,352
Halliburton Co.	41,265	535,620
Koninklijke Vopak NV (Netherlands)	8,252	436,100
Marathon Oil Corp.	91,083	557,428
MWO Holdings, LLC (Units)(F)	89	—
Occidental Petroleum Corp.	10,743	196,597
ONEOK, Inc.	26,618	884,250
Orsted A/S (Denmark)	9,617	1,109,126
Ovintiv, Inc.(S)	30,071	285,958
Phillips 66	51,345	3,691,706
Repsol SA (Spain)	5,918	51,649
Royal Dutch Shell PLC Class B (United Kingdom)	142,061	2,149,686
TOTAL SA (France)	60,586	2,307,696
Valero Energy Corp.(S)	42,680	2,510,438

		38,026,155
Financials (7.9%)
3i Group PLC (United Kingdom)	65,421	673,790
Admiral Group PLC (United Kingdom)	3,120	88,791
Aflac, Inc.	100,200	3,610,206
AGNC Investment Corp.(R)	139,800	1,803,420
AIA Group, Ltd. (Hong Kong)	373,600	3,477,121
Allianz SE (Germany)	10,617	2,165,588
Allstate Corp. (The)	61,722	5,986,417
Ally Financial, Inc.	66,500	1,318,695
American Campus Communities, Inc.(R)	10,500	367,080
American Financial Group, Inc.	6,500	412,490
American International Group, Inc.	61,697	1,923,712
Ameriprise Financial, Inc.	23,400	3,510,936
Amundi SA (France)(NON)	3,701	289,488
Apartment Investment and Management Co. Class A(R)	17,500	658,700
Apollo Global Management, Inc.	48,966	2,444,383
Aroundtown SA (Luxembourg)	18,509	105,941
Assured Guaranty, Ltd.	87,830	2,143,930
AvalonBay Communities, Inc.(R)	9,400	1,453,616
Aviva PLC (United Kingdom)	325,354	1,101,040
AXA SA (France)(NON)	165,913	3,462,457
Axis Capital Holdings, Ltd.	23,800	965,328
Banco Bilbao Vizcaya Argenta (Spain)	320,193	1,099,823
Bank Leumi Le-Israel BM (Israel)	168,906	851,080
Bank of America Corp.	297,084	7,055,745
Bank of Montreal (Canada)	5,279	280,982
Banque Cantonale Vaudoise (Switzerland)	2,805	272,429
Berkshire Hathaway, Inc. Class B(NON)	686	122,458
BNP Paribas SA (France)(NON)	30,010	1,189,689
BOC Hong Kong Holdings, Ltd. (Hong Kong)	167,500	531,823
Boston Properties, Inc.(R)	31,793	2,873,451
Brixmor Property Group, Inc.(R)	34,400	441,008
Broadridge Financial Solutions, Inc.	6,845	863,771
Camden Property Trust(R)	9,600	875,712
Canadian Imperial Bank of Commerce (Canada)	4,376	292,485
Capital One Financial Corp.	64,577	4,041,874
CBRE Group, Inc. Class A(NON)	31,400	1,419,908
Charles Schwab Corp. (The)	53,835	1,816,393
CI Financial Corp. (Canada)	60,368	767,940
Citigroup, Inc.	354,189	18,099,058
CK Asset Holdings, Ltd. (Hong Kong)	176,500	1,049,552
CME Group, Inc.	4,493	730,292
CoreLogic, Inc.	7,400	497,428
Corporate Office Properties Trust(R)	13,900	352,226
Credit Agricole SA (France)(NON)	94,120	889,034
DBS Group Holdings, Ltd. (Singapore)	63,100	943,883
Deutsche Boerse AG (Germany)	13,758	2,486,743
Direct Line Insurance Group PLC (United Kingdom)	167,150	560,526
Discover Financial Services	41,200	2,063,708
DNB ASA (Norway)(NON)	71,444	945,299
Duke Realty Corp.(R)	40,400	1,429,756
Equitable Holdings, Inc.	25,100	484,179
Equity Commonwealth(R)	20,200	650,440
Equity Lifestyle Properties, Inc.(R)	11,800	737,264
Equity Residential(R)	21,400	1,258,748
Erie Indemnity Co. Class A	523	100,364
Essex Property Trust, Inc.(R)	7,700	1,764,609
Federal Realty Investment Trust(R)	6,300	536,823
Fidelity National Financial, Inc.	29,500	904,470
Fifth Third Bancorp	84,300	1,625,304
Finecobank Banca Fineco SpA (Italy)(NON)	25,345	341,526
Gaming and Leisure Properties, Inc.(R)	91,115	3,152,579
Gjensidige Forsikring ASA (Norway)(NON)	26,841	494,404
Goldman Sachs Group, Inc. (The)	29,639	5,857,259
Goodman Group (Australia)(R)	79,246	815,582
Hargreaves Lansdown PLC (United Kingdom)	12,769	257,296
Henderson Land Development Co., Ltd. (Hong Kong)	133,000	503,659
Hongkong Land Holdings, Ltd. (Hong Kong)	40,000	165,563
ING Groep NV (Netherlands)	194,356	1,350,158
Intercontinental Exchange, Inc.	690	63,204
Invitation Homes, Inc.(R)	57,900	1,593,987
Israel Discount Bank, Ltd. Class A (Israel)	167,101	511,309
Japan Exchange Group, Inc. (Japan)	22,900	528,998
Japan Post Bank Co., Ltd. (Japan)	36,300	269,934
Japan Post Holdings Co., Ltd. (Japan)	52,300	371,904
Jones Lang LaSalle, Inc.	3,100	320,726
JPMorgan Chase & Co.	252,724	23,771,219
KBC Group NV (Belgium)	10,459	599,028
KeyCorp	84,401	1,028,004
Legal & General Group PLC (United Kingdom)	231,606	632,465
Lincoln National Corp.	34,200	1,258,218
Loews Corp.	1,826	62,614
London Stock Exchange Group PLC (United Kingdom)	18,089	1,871,197
LPL Financial Holdings, Inc.	8,600	674,240
Magellan Financial Group, Ltd. (Australia)	10,907	443,950
MetLife, Inc.(S)	181,100	6,613,772
MGIC Investment Corp.	65,700	538,083
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	50,500	239,018
Mizuho Financial Group, Inc. (Japan)	231,800	284,251
Morgan Stanley(S)	103,500	4,999,050
National Bank of Canada (Canada)	9,438	427,685
Network International Holdings PLC (United Arab Emirates)(NON)	188,333	1,027,684
Nippon Prologis REIT, Inc. (Japan)(R)	281	854,010
NN Group NV (Netherlands)	2,401	80,518
Nomura Real Estate Holdings, Inc. (Japan)	21,900	406,546
ORIX Corp. (Japan)	76,800	946,969
Outfront Media, Inc.(R)	28,600	405,262
Partners Group Holding AG (Switzerland)	1,457	1,319,387
Persimmon PLC (United Kingdom)	11,780	333,133
PNC Financial Services Group, Inc. (The)	27,367	2,879,282
Popular, Inc. (Puerto Rico)	12,500	464,625
Prudential PLC (United Kingdom)	127,069	1,913,617
Quilter PLC (United Kingdom)	320,600	552,274
Radian Group, Inc.	130,806	2,028,801
Reinsurance Group of America, Inc.	6,500	509,860
SEI Investments Co.	8,900	489,322
Sekisui House, Ltd. (Japan)	27,900	531,154
Seven Bank, Ltd. (Japan)	109,400	299,254
Singapore Exchange, Ltd. (Singapore)	165,600	993,779
Skandinaviska Enskilda Banken AB (Sweden)(NON)	130,558	1,129,162
SLM Corp.	105,300	740,259
Standard Chartered PLC (United Kingdom)	90,569	493,088
Starwood Property Trust, Inc.(R)	23,000	344,080
State Street Corp.	29,790	1,893,155
Sumitomo Mitsui Financial Group, Inc. (Japan)	93,400	2,626,702
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	23,400	656,731
Sun Communities, Inc.(R)	7,200	976,896
Sun Hung Kai Properties, Ltd. (Hong Kong)	44,500	567,117
Swiss Life Holding AG (Switzerland)	772	285,502
Swiss Prime Site AG (Switzerland)	2,585	238,782
Synchrony Financial	144,800	3,208,768
Toronto-Dominion Bank (Canada)	8,770	391,407
Tradeweb Markets, Inc. Class A(S)	5,987	348,084
VEREIT, Inc.(R)	187,400	1,204,982
Virtu Financial, Inc. Class A	44,600	1,052,560
Visa, Inc. Class A	46,500	8,982,405
Vonovia SE (Germany)	14,396	881,853
Vornado Realty Trust(R)(S)	22,900	875,009
W.R. Berkley Corp.	12,000	687,480
Weingarten Realty Investors(R)	21,800	412,674
Zurich Insurance Group AG (Switzerland)	1,300	457,818

		205,400,279
Health care (7.9%)
Abbott Laboratories	73,800	6,747,534
AbbVie, Inc.	82,299	8,080,115
Advanz Pharma Corp., Ltd. (Canada)(NON)(S)	520	1,586
Alkermes PLC(NON)	39,300	762,617
Alnylam Pharmaceuticals, Inc.(NON)	5,600	829,416
Amgen, Inc.	55,026	12,978,433
Astellas Pharma, Inc. (Japan)	83,100	1,383,335
AstraZeneca PLC (United Kingdom)	21,242	2,214,408
AstraZeneca PLC ADR (United Kingdom)	63,157	3,340,374
Baxter International, Inc.	32,626	2,809,099
Becton Dickinson and Co.	927	221,803
Biogen, Inc.(NON)	15,400	4,120,270
BioMerieux (France)	2,348	322,381
Bristol-Myers Squibb Co.	67,069	3,943,657
Cardinal Health, Inc.	9,400	490,586
Chemed Corp.	900	405,963
Chugai Pharmaceutical Co., Ltd. (Japan)	10,800	577,336
Cigna Corp.	23,504	4,410,526
Coloplast A/S Class B (Denmark)	779	120,767
Dentsply Sirona, Inc.(S)	26,500	1,167,590
DexCom, Inc.(NON)	8,484	3,439,414
DiaSorin SpA (Italy)	4,587	877,440
Edwards Lifesciences Corp.(NON)	68,100	4,706,391
Elekta AB Class B (Sweden)	29,065	269,939
Eli Lilly and Co.	80,954	13,291,028
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	12,628	292,024
Fresenius Medical Care AG & Co., KGaA (Germany)(NON)	1,933	164,803
Galapagos NV (Belgium)(NON)	2,557	501,962
Gilead Sciences, Inc.	16,000	1,231,040
GlaxoSmithKline PLC (United Kingdom)	44,457	900,785
Grifols SA (Spain)	1,791	54,330
Hikma Pharmaceuticals PLC (United Kingdom)	17,262	474,464
Hill-Rom Holdings, Inc.	13,800	1,514,964
Hologic, Inc.(NON)	58,500	3,334,500
Humana, Inc.	15,600	6,048,900
IDEXX Laboratories, Inc.(NON)	15,152	5,002,584
Johnson & Johnson	120,101	16,889,803
Kobayashi Pharmaceutical Co., Ltd. (Japan)	2,500	219,632
Lonza Group AG (Switzerland)	9,955	5,249,212
M3, Inc. (Japan)	8,300	352,968
McKesson Corp.	455	69,806
Medtronic PLC	105,052	9,633,268
Merck & Co., Inc.	176,791	13,671,248
Neurocrine Biosciences, Inc.(NON)	3,400	414,800
Novartis AG (Switzerland)	56,270	4,889,338
Novo Nordisk A/S Class B (Denmark)	37,713	2,440,453
Ono Pharmaceutical Co., Ltd. (Japan)	12,600	366,501
PeptiDream, Inc. (Japan)(NON)	4,800	219,900
Pfizer, Inc.	167,399	5,473,947
Quest Diagnostics, Inc.	3,969	452,307
Quidel Corp.(NON)	7,007	1,567,746
Regeneron Pharmaceuticals, Inc.(NON)	15,765	9,831,842
Roche Holding AG (Switzerland)	17,922	6,205,162
Sage Therapeutics, Inc.(NON)	9,900	411,642
Sanofi (France)	2,424	246,615
Sartorius Stedim Biotech (France)(NON)	2,244	566,417
Seattle Genetics, Inc.(NON)	14,111	2,397,741
Shionogi & Co., Ltd. (Japan)	19,500	1,220,689
Smith & Nephew PLC (United Kingdom)	30,402	566,381
Sonic Healthcare, Ltd. (Australia)	10,073	212,652
Suzuken Co., Ltd. (Japan)	11,500	428,639
Thermo Fisher Scientific, Inc.	5,700	2,065,338
UnitedHealth Group, Inc.	24,766	7,304,732
Vertex Pharmaceuticals, Inc.(NON)	29,500	8,564,145
West Pharmaceutical Services, Inc.	8,100	1,840,077
Zimmer Biomet Holdings, Inc.	22,300	2,661,728
Zoetis, Inc.	7,631	1,045,752

		204,512,845
Semiconductor (0.4%)
ASML Holding NV (Netherlands)	2,134	782,278
KLA Corp.	18,000	3,500,640
Lam Research Corp.	9,200	2,975,832
Lasertec Corp. (Japan)	6,500	612,917
Maxim Integrated Products, Inc.	3,495	211,832
Renesas Electronics Corp. (Japan)(NON)	127,700	653,427
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	81,000	857,145
Tokyo Electron, Ltd. (Japan)	3,500	858,943

		10,453,014
Software (5.6%)
Activision Blizzard, Inc.	136,055	10,326,575
Adobe, Inc.(NON)	56,911	24,773,927
Amdocs, Ltd.	22,200	1,351,536
Atlassian Corp PLC Class A (Australia)(NON)	16,600	2,992,482
Cadence Design Systems, Inc.(NON)	44,131	4,234,811
Dassault Systemes SA (France)	8,723	1,503,354
Electronic Arts, Inc.(NON)	7,006	925,142
Everbridge, Inc.(NON)(S)	16,172	2,237,558
F5 Networks, Inc.(NON)	2,214	308,809
Intuit, Inc.	41,217	12,208,063
Microsoft Corp.	324,714	66,082,546
Nexon Co., Ltd. (Japan)	32,400	731,778
NortonLifeLock, Inc.	42,714	847,019
Okta, Inc.(NON)	25,000	5,005,750
Oracle Corp.	19,612	1,083,955
Oracle Corp. (Japan)	2,800	330,387
SAP AG (Germany)	511	71,129
Take-Two Interactive Software, Inc.(NON)	26,200	3,656,734
Ubisoft Entertainment SA (France)(NON)	9,340	769,239
Veeva Systems, Inc. Class A(NON)	27,900	6,540,318

		145,981,112
Technology (—%)
CACI International, Inc. Class A(NON)	4,000	867,520
SoftBank Group Corp. (Japan)	3,900	196,512

		1,064,032
Technology services (4.2%)
Accenture PLC Class A	4,969	1,066,944
Alibaba Group Holding, Ltd. ADR (China)(NON)	8,724	1,881,767
Alphabet, Inc. Class A(NON)	21,137	29,973,323
Alphabet, Inc. Class C(NON)	8,566	12,108,983
Baidu, Inc. ADR (China)(NON)	5,322	638,055
Capgemini SE (France)	3,425	391,787
Cognizant Technology Solutions Corp. Class A	7,053	400,751
CompuGroup Medical SE & Co. KgaA (Germany)	12,492	982,302
DocuSign, Inc.(NON)	63,175	10,879,367
DXC Technology Co.	4,894	80,751
eBay, Inc.	261,400	13,710,430
Facebook, Inc. Class A(NON)	45,250	10,274,918
Fidelity National Information Services, Inc.	69,767	9,355,057
Fiserv, Inc.(NON)	2,367	231,067
FUJIFILM Holdings Corp. (Japan)	6,100	261,011
GoDaddy, Inc. Class A(NON)	36,900	2,705,877
Itochu Techno-Solutions Corp. (Japan)	21,500	805,765
Jack Henry & Associates, Inc.	16,400	3,018,092
Kakaku.com, Inc. (Japan)	10,600	268,417
Leidos Holdings, Inc.	24,300	2,276,181
NEC Corp. (Japan)	5,900	282,946
Nomura Research Institute, Ltd. (Japan)	25,900	706,718
Roku, Inc.(NON)(S)	6,200	722,486
Salesforce.com, Inc.(NON)	24,618	4,611,690
Tyler Technologies, Inc.(NON)	316	109,614

		107,744,299
Transportation (0.9%)
Aena SME SA (Spain)(NON)	4,034	537,038
Aurizon Holdings, Ltd. (Australia)	191,530	652,108
CH Robinson Worldwide, Inc.	4,881	385,892
Copa Holdings SA Class A (Panama)(S)	6,400	323,584
Delta Air Lines, Inc.	110,100	3,088,305
Deutsche Post AG (Germany)(NON)	49,195	1,794,617
Expeditors International of Washington, Inc.	11,491	873,776
Hankyu Hanshin Holdings, Inc. (Japan)	9,200	310,966
Japan Airlines Co., Ltd. (Japan)	19,100	344,285
Kyushu Railway Co. (Japan)	2,000	51,888
MTR Corp. (Hong Kong)	43,500	224,997
Norfolk Southern Corp.	1,531	268,798
Odakyu Electric Railway Co., Ltd. (Japan)	15,500	380,980
Southwest Airlines Co.	77,133	2,636,406
Union Pacific Corp.	46,524	7,865,812
United Airlines Holdings, Inc.(NON)(S)	44,100	1,526,301
West Japan Railway Co. (Japan)	9,400	527,085
Yangzijiang Shipbuilding Holdings, Ltd. (China)	499,300	333,594

		22,126,432
Utilities and power (1.7%)
AES Corp. (The)	120,700	1,748,943
AGL Energy, Ltd. (Australia)	73,040	861,438
Ameren Corp.	27,289	1,920,054
American Electric Power Co., Inc.	115,151	9,170,626
CenterPoint Energy, Inc.	82,600	1,542,142
Chubu Electric Power Co., Inc. (Japan)	19,800	249,050
Chugoku Electric Power Co., Inc. (The) (Japan)	16,700	222,985
CLP Holdings, Ltd. (Hong Kong)	49,500	484,741
Consolidated Edison, Inc.	9,931	714,337
E.ON SE (Germany)	76,937	864,984
Enel SpA (Italy)	139,587	1,202,566
Eni SpA (Italy)	68,741	654,570
Entergy Corp.	20,200	1,894,962
Exelon Corp.	222,359	8,069,408
HK Electric Investments & HK Electric Investments, Ltd. (Units) (Hong Kong)	90,000	93,495
IDACORP, Inc.	5,300	463,061
Kinder Morgan, Inc.	241,404	3,662,099
National Grid PLC (United Kingdom)	9,233	113,060
NRG Energy, Inc.	113,577	3,698,067
Pinnacle West Capital Corp.	20,392	1,494,530
Public Service Enterprise Group, Inc.	49,400	2,428,504
Snam SpA (Italy)	125,320	609,537
Southern Co. (The)	9,400	487,390
SSE PLC (United Kingdom)	50,719	856,338
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	13,140	9,198
Vistra Energy Corp.(S)	99,500	1,852,624

		45,368,709

Total common stocks (cost $1,256,411,707)		$1,504,891,734

CORPORATE BONDS AND NOTES (16.8%)(a)
		Principal amount	Value
Basic materials (0.8%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$25,000	$23,125
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		255,000	261,056
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)		240,000	281,100
Atotech Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		205,000	204,488
Atotech Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		200,000	197,000
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		185,000	187,313
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		80,000	78,250
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		185,000	165,113
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		305,000	291,275
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		300,000	302,250
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		470,000	473,525
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		197,000	201,679
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		290,000	262,963
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		535,000	564,740
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		265,000	281,470
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		305,000	301,859
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		255,000	274,839
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		974,000	1,071,064
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		55,000	49,703
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		360,000	378,000
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		95,000	96,900
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	249,063
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		965,000	1,041,632
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		460,000	440,450
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		115,000	112,700
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		505,000	503,738
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27		856,000	888,944
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		801,000	876,781
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		622,000	675,914
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		290,000	295,182
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		220,000	209,000
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		665,000	756,756
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		515,000	552,869
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		100,000	102,127
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		195,000	196,503
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		75,000	77,250
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		120,000	117,863
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		35,000	34,825
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		125,000	122,839
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		120,000	112,800
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		430,000	429,463
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		160,000	152,800
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		150,000	185,407
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		727,000	816,150
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)		180,000	190,784
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		557,000	646,379
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		300,000	331,287
PolyOne Corp. 144A sr. unsec. notes 5.75%, 5/15/25		75,000	77,156
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		285,000	287,138
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		155,000	151,513
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		570,000	637,745
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		14,000	14,460
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		210,000	244,125
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		165,000	169,538
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		255,000	272,008
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		255,000	268,085
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25		295,000	240,425
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		155,000	156,550
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		70,000	64,750
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		35,000	35,350
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		275,000	271,563
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		365,000	369,241
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.375%, 8/15/25		75,000	75,375
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		150,000	147,750
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		165,000	167,150
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		210,000	221,025
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	975,907
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		245,000	348,377
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		324,000	448,188

			21,710,637
Capital goods (0.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		350,000	347,375
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	175,313
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		170,000	168,108
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		400,000	395,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	241,043
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		245,000	240,683
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		18,000	18,027
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		220,000	221,375
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		115,000	117,875
Berry Global, Inc. 144A notes 4.50%, 2/15/26		65,000	64,036
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25		740,000	806,455
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		330,000	216,150
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		60,000	39,300
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		160,000	166,400
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		90,000	93,344
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		160,000	164,400
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		130,000	132,474
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	175,500
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		510,000	529,434
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		245,000	254,638
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		235,000	243,225
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		144,000	156,600
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		399,000	418,950
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		360,000	369,000
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		315,000	388,149
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		300,000	288,750
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	616,428
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		672,000	765,814
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		894,000	1,023,266
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		505,000	597,362
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		1,165,000	1,302,857
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		627,000	685,866
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30		116,000	116,819
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.565%, 2/15/30		320,000	336,212
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		95,000	98,800
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		115,000	118,594
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		225,000	226,114
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		350,000	287,000
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		1,015,000	1,195,552
Raytheon Technologies Corp. 144A sr. unsec. unsub. bonds 4.875%, 10/15/40		135,000	171,918
Raytheon Technologies Corp. 144A sr. unsec. unsub. notes 2.50%, 12/15/22		1,245,000	1,290,466
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		405,000	407,025
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		535,000	420,376
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		110,000	64,625
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		340,000	355,300
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		200,000	202,000
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		30,000	28,388
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		35,000	32,728
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		180,000	163,976
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		310,000	270,537
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		127,000	121,258
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		50,000	52,550
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		545,000	543,648
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		200,000	201,750
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)		200,000	200,000
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27		335,000	335,000
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		585,000	656,944
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		455,000	434,293
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		240,000	253,800
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		120,000	126,376
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22 (Germany)		156,000	160,134

			20,296,130
Communication services (1.8%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)		255,000	280,895
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)		375,000	354,143
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		230,000	239,844
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	202,000
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,296,000	1,418,024
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		445,000	474,965
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		990,000	1,063,231
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30		320,000	375,024
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		2,535,000	2,899,926
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27		2,073,000	2,334,760
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26		594,000	646,477
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		1,125,000	1,348,695
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		335,000	346,829
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		930,000	981,150
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		165,000	167,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		115,000	117,300
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		215,000	222,383
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		1,299,000	1,717,599
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		730,000	807,980
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		460,000	527,199
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		126,000	148,796
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		334,000	409,807
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		329,000	397,313
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		1,144,000	1,375,854
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		540,000	577,081
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		110,000	167,314
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		945,000	1,054,365
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		405,000	452,480
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		593,000	680,263
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		195,000	188,312
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		435,000	480,220
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		530,000	595,718
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		697,000	778,917
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		135,000	145,090
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		670,000	746,164
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		470,000	494,675
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		338,000	354,056
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		200,000	208,300
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		200,000	208,020
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		415,000	452,869
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		435,000	680,496
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		715,000	711,425
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		180,000	196,380
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		634,000	689,513
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		75,000	78,930
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27		45,000	42,820
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)		415,000	143,175
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		165,000	155,925
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)		10,000	10,142
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)		495,000	299,475
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		250,000	251,875
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		165,000	164,810
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		53,000	55,451
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		510,000	621,915
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		532,000	647,710
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		255,000	300,994
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		878,000	988,848
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		385,000	403,615
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		328,126	332,122
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		570,000	585,675
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		50,000	50,202
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		25,000	26,313
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		75,000	76,802
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		245,000	258,818
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		95,000	96,136
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		624,000	694,487
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		1,498,000	1,660,039
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		400,000	556,311
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,835,000	2,213,361
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37		720,000	963,908
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		815,000	1,003,933
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		4,007,000	4,822,515
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		340,000	351,475
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		765,000	793,787
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28		105,000	102,113
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		150,000	151,884

			47,624,481
Consumer cyclicals (2.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		540,000	578,475
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		328,000	340,087
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,555,000	1,779,669
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22		1,122,000	1,174,536
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30		255,000	258,086
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		65,000	64,350
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		120,000	116,612
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		536,000	605,126
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21		225,000	230,957
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		1,132,000	1,141,947
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		105,000	98,144
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		75,000	71,250
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		120,000	103,200
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25		110,000	114,950
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		110,000	105,194
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		105,000	113,925
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		330,000	344,850
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		99,000	86,625
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		53,000	44,785
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		50,000	52,250
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		160,000	153,600
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24		136,000	126,154
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		370,000	296,000
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		75,000	75,563
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		360,000	313,200
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		300,000	217,125
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		485,000	258,263
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30		276,000	301,613
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		510,000	544,547
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,680,000	1,864,921
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		250,000	244,063
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		40,000	43,213
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		70,000	71,050
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		195,000	175,013
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		275,000	239,250
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		315,000	340,893
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		240,000	223,725
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24		360,000	399,042
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		90,000	95,288
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		160,000	174,200
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		140,000	143,367
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		50,000	50,585
General Motors Co. sr. unsec. notes 6.125%, 10/1/25		175,000	196,645
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,495,000	1,551,905
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		288,000	300,257
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		158,000	165,166
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30		621,000	651,649
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23		1,120,000	1,214,153
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		410,000	422,300
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		307,000	324,653
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		95,000	96,069
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		150,000	149,250
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,070,000	1,044,588
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		795,000	829,834
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		310,000	288,486
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		763,000	802,827
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		202,066	200,045
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		467,807	428,043
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		318,000	373,253
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		2,178,000	2,439,360
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		55,000	60,775
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		2,109,000	2,451,377
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		105,000	104,475
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		350,000	342,125
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		115,000	110,400
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		125,000	120,000
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		95,000	99,156
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		125,000	102,500
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		255,000	224,081
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		60,000	61,950
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		50,000	50,060
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		55,000	60,101
Levi Strauss & Co. 144A sr. unsec. unsub. notes 5.00%, 5/1/25		100,000	100,376
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		205,000	193,725
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		225,000	219,375
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		95,000	85,500
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		145,000	131,950
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	123,600
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25		60,000	59,729
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30		510,000	529,184
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		245,000	266,157
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	92,025
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		330,000	328,350
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		250,000	240,000
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		340,000	350,200
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		335,000	279,725
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		225,000	222,750
Navistar International Corp. 144A company guaranty sr. notes 9.50%, 5/1/25		190,000	203,595
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		275,000	260,563
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		200,000	201,500
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		325,000	322,582
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		355,000	348,788
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		405,000	403,566
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		200,000	215,229
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		1,154,000	1,287,751
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		87,000	87,000
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25		150,000	150,983
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		70,000	63,350
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		170,000	158,590
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		127,000	127,000
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		110,000	109,725
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		230,000	216,775
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		325,000	407,063
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		400,000	436,240
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		156,000	157,030
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		325,000	344,500
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23		45,000	44,606
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		105,000	113,509
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		490,000	576,714
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27		640,000	703,571
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		290,000	305,588
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	300,000
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	88,000
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		345,000	354,919
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		235,000	217,375
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		105,000	110,525
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,470,000	1,499,400
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		240,000	214,500
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		240,000	248,100
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		70,000	71,925
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		115,000	113,563
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		310,000	318,525
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		1,245,000	1,260,563
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	20,275
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		230,000	194,638
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		205,000	199,875
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		350,000	335,563
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		110,000	94,600
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		120,000	121,800
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		130,000	133,511
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21		165,000	169,122
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		135,000	143,100
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		240,000	229,200
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		260,000	244,889
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29		1,225,000	1,372,867
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		376,000	394,702
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		152,000	170,164
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32		6,000	6,746
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		382,000	646,240
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24		350,000	424,059
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		113,000	112,153
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		310,000	263,500
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		185,000	187,313
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		70,000	72,429
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		155,000	149,188
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		145,000	151,888
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		190,000	182,875
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		295,000	255,028
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		295,000	263,656
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		70,000	70,504

			50,916,920
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		295,000	293,156
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		170,000	166,632
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		210,000	203,438
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		70,000	71,619
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		310,000	310,000
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		200,000	216,000
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26		1,043,000	1,171,066
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		525,000	699,924
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		629,000	760,017
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25		156,000	177,021
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		132,000	137,098
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		280,000	282,065
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		130,000	130,650
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		255,000	255,319
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,200,000	1,233,432
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		395,000	355,500
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		29,773	33,589
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		20,000	21,325
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		130,000	134,415
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		550,000	554,067
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		485,000	621,307
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		462,000	537,063
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		210,000	177,450
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		115,000	117,013
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		315,000	177,975
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		400,000	287,500
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	123,684
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		170,000	169,363
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		749,000	898,382
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25		670,000	772,539
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23		243,000	264,824
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		190,000	194,750
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		190,000	193,563
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		140,000	143,500
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		315,000	346,590
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		345,000	347,718
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27		191,000	199,593
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		170,000	180,117
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,285,000	1,329,975
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		60,000	62,250
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		290,000	301,760
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		120,000	121,050
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)		785,000	808,917
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23		134,000	138,788
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		115,000	133,400
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		205,000	219,200
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		390,000	444,113
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		125,000	136,900
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		70,000	75,075
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		135,000	141,384
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		215,000	225,623
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		134,000	134,000
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		231,000	224,648
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		115,000	116,725
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		50,000	53,938

			17,627,010
Energy (1.4%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		60,000	60,728
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		240,000	226,500
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		205,000	189,625
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		240,000	173,400
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		125,000	102,694
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		145,000	128,044
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		213,000	206,110
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		208,000	177,320
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		110,000	67,100
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		695,000	759,626
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		77,000	88,169
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		875,000	951,626
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22 (In default)(NON)		130,000	4,469
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		190,000	185,954
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		310,000	288,074
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		225,000	252,174
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		1,041,000	1,143,925
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21		622,000	630,548
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		100,000	93,500
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		70,000	65,275
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		160,000	145,000
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		1,019,000	1,085,550
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		110,000	96,824
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		93,000	91,140
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		335,000	320,662
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		165,000	165,825
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		305,000	274,500
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21 (In default)(NON)		157,000	60,053
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	197,032
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	140,835
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		95,000	92,742
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		390,000	392,121
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		155,000	159,553
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25		125,000	133,753
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		465,000	446,400
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		240,000	241,877
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,410,000	1,400,487
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24		606,000	674,662
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25		269,000	274,820
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		1,645,000	1,258,746
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45		148,000	152,532
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22		480,000	502,800
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		105,000	120,854
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		915,000	958,643
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		235,000	317,606
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		850,000	856,824
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21		3,130,000	3,165,977
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		215,000	206,920
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		505,000	499,692
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		115,000	109,538
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		185,000	172,050
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		170,000	210,423
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		24,000	20,580
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		208,000	194,089
MEG Energy Corp. 144A sr. unsec. notes 7.125%, 2/1/27 (Canada)		115,000	95,594
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		385,000	155,925
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		115,000	70,725
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		115,000	70,725
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		190,000	190,362
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		5,000	4,800
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41		115,000	112,125
Noble Energy, Inc. sr. unsec. sub. notes 3.90%, 11/15/24		175,000	176,065
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		105,000	2,100
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		105,000	27,300
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		112,000	18,480
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		195,000	32,175
Occidental Petroleum Corp. sr. unsec. notes 2.90%, 8/15/24		85,000	72,631
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		235,000	198,575
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		195,000	193,538
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25		120,000	101,400
Occidental Petroleum Corp. sr. unsec. unsub. notes Ser. 1, 4.10%, 2/1/21		245,000	245,980
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	211,256
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		634,000	706,137
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		2,177,000	2,326,669
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		826,000	862,138
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		136,000	142,290
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		70,000	72,731
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		3,000	72
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		575,000	13,800
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		335,000	279,564
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 6.84%, 1/23/30 (Mexico)		1,635,000	1,439,209
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		330,000	211,200
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		57,000	61,058
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		420,000	450,852
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	174,553
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		376,000	420,704
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		1,240,000	1,360,198
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		100,000	49,000
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		135,000	72,563
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		195,000	98,062
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		124,000	90,520
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		425,000	457,297
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		360,000	311,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		70,000	73,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		110,000	110,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		620,000	583,036
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		70,000	67,593
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)		574,000	587,082
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		640,000	628,800
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		91,850	80,369
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		175,000	148,750
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		105,000	29,400
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		230,000	222,238
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	110,400
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom) (In default)(NON)		110,000	8,250
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	68,664
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		155,000	172,050
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		135,000	130,950
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		90,000	79,200
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		180,000	172,971
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		205,000	191,508

			35,980,605
Financials (4.9%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		215,000	199,950
AIG Global Funding 144A sr. notes 2.15%, 7/2/20		660,000	660,000
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		750,000	767,283
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		1,736,000	1,649,250
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		150,000	149,493
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		322,000	415,485
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		95,000	101,654
American Express Co. sr. unsec. notes 2.65%, 12/2/22		915,000	958,364
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		359,000	457,725
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		1,735,000	1,793,331
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20		1,319,000	1,320,636
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	221,876
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		600,000	670,902
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		600,000	673,121
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		478,000	508,473
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		60,000	64,480
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		720,000	754,842
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22		1,196,000	1,225,099
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		2,720,000	2,999,817
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 1.073%, 9/15/26		125,000	119,317
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,722,000	2,443,706
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		1,163,000	1,188,233
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		100,000	107,631
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)		935,000	964,708
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		210,000	217,844
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		1,070,000	1,072,880
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		1,250,000	1,251,153
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		190,000	245,549
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21		1,454,000	1,484,571
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		330,000	334,559
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		310,000	343,160
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		1,032,000	1,126,802
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		390,000	426,606
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		531,000	563,319
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		172,000	191,062
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		60,000	67,571
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		296,000	335,988
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		63,000	64,181
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		1,543,000	1,598,610
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		68,000	69,445
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		3,206,000	3,569,500
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		1,205,000	1,213,412
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		721,000	812,713
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22		875,000	927,329
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21		588,000	605,722
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		445,000	566,043
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		520,000	593,667
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		400,000	456,819
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	225,063
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		195,000	215,821
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,285,000	1,434,600
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,690,000	1,699,587
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		560,000	615,301
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22		970,000	1,006,347
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		631,000	660,184
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		342,000	377,594
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,375,000	1,392,181
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.45%, 4/16/21 (United Kingdom)		350,000	358,299
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		1,620,000	1,672,071
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		912,000	1,092,990
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		480,000	515,400
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)		1,635,000	1,691,827
DNB Bank ASA 144A sr. unsec. notes 2.125%, 10/2/20 (Norway)		550,000	552,468
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		125,000	171,006
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		205,000	196,800
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		2,055,000	2,201,187
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		245,000	251,836
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		151,000	131,370
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		445,000	494,993
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		195,000	193,050
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		185,000	179,450
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	212,043
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		125,000	136,574
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		235,000	227,950
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,454,000	1,691,710
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22		1,105,000	1,192,118
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,755,000	3,107,681
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		386,000	404,567
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		2,580,000	2,607,064
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		164,000	237,379
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		290,000	316,002
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		290,000	289,391
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23		745,000	800,663
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		150,000	151,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		215,000	215,151
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		140,000	135,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		140,000	131,628
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		465,000	519,519
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		110,000	113,849
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		320,000	298,800
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		325,000	294,125
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		100,000	97,000
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		252,000	257,883
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		1,583,000	1,412,828
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.392%, 5/15/47		864,000	601,276
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,934,000	3,588,220
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		3,080,000	3,406,933
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		356,000	377,568
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		340,000	408,908
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		230,000	184,000
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		445,000	494,899
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		470,000	513,866
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		340,000	344,250
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		595,000	596,122
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		1,155,000	1,155,700
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		425,000	573,732
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		467,000	556,064
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		300,000	380,160
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22		1,050,000	1,088,064
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		130,000	137,708
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)		1,756,000	1,808,580
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		575,000	653,604
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		965,000	1,243,264
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		3,065,000	3,460,511
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21		629,000	662,342
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)		450,000	465,662
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.50%, 1/12/21 (Australia)		810,000	818,968
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		65,000	68,738
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		200,000	205,250
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		110,000	104,500
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		405,000	427,300
New York Life Global Funding 144A notes 1.10%, 5/5/23		2,650,000	2,705,511
Nordea Bank ABP 144A sr. unsec. notes 2.50%, 9/17/20 (Finland)		1,300,000	1,305,875
Nordea Bank ABP 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)		815,000	828,182
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22		1,295,000	1,321,352
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22		273,000	284,779
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		254,000	267,461
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		106,000	111,499
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		285,000	266,475
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		94,000	99,875
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		288,000	293,400
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		800,000	833,089
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)		39,000	40,600
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		615,000	716,092
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		202,000	202,707
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		565,000	662,786
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		635,000	688,492
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		241,000	262,595
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		80,000	84,283
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		95,000	101,560
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		105,000	108,674
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	118,800
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		170,000	174,409
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		245,000	229,075
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		255,000	232,050
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		1,370,000	1,374,007
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)		290,000	289,777
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		385,000	470,696
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		115,000	118,450
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		220,000	183,700
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)		2,160,000	2,228,569
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		1,034,000	1,163,281
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		540,000	539,770
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99		495,000	455,935
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22		610,000	630,084
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22		460,000	482,094
U.S. Bank NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21		2,085,000	2,126,642
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)		2,720,000	2,842,400
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		595,000	676,468
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)		1,040,000	1,060,544
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		581,000	609,047
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		235,000	237,056
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		700,000	744,625
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		364,000	377,650
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		2,145,000	2,147,617
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		550,000	560,347
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		196,000	231,077
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21		1,185,000	1,222,851

			127,771,953
Health care (1.7%)
AbbVie, Inc. 144A sr. unsec. notes 3.45%, 3/15/22		236,000	245,454
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29		3,753,000	4,129,768
AbbVie, Inc. 144A sr. unsec. sub. notes 3.80%, 3/15/25		640,000	710,090
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		260,000	183,300
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		552,000	735,902
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		794,000	864,820
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		265,000	282,888
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	235,000	261,102
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$155,000	158,875
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		95,000	90,131
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		215,000	225,750
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		105,000	108,150
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		170,000	170,850
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		310,000	314,424
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		95,000	89,442
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		265,000	274,938
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		420,000	444,406
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		975,000	1,035,892
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29		412,000	479,982
Bristol-Myers Squibb Co. 144A sr. unsec. notes 3.25%, 8/15/22		1,070,000	1,129,533
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24		1,748,000	1,890,885
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.25%, 8/15/21		830,000	845,561
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		515,000	543,325
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		155,000	156,744
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		85,000	88,418
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		125,000	128,709
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		105,000	108,849
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		790,000	743,588
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	108,698
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		195,000	130,650
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25		310,000	291,400
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		973,000	1,056,178
Cigna Corp. 144A company guaranty sr. unsec. unsub. notes 3.90%, 2/15/22		821,000	862,790
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		2,299,000	2,856,742
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23		610,000	655,100
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		290,043	310,340
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		355,000	394,653
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28		260,000	288,288
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)		98,000	103,655
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)		150,000	96,750
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		210,000	242,618
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		576,000	635,378
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		252,000	306,884
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		490,000	533,488
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		115,000	110,765
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		120,000	121,175
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28		75,000	76,781
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25		50,000	50,885
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		44,000	26,290
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		44,000	47,471
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		865,000	1,033,056
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		277,000	300,793
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		35,000	35,175
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,430,000	1,813,030
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25		90,000	91,575
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27		36,000	36,810
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		670,000	756,757
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21		478,000	485,489
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,530,990
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	344,320
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		310,000	323,176
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		345,000	351,469
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		140,000	137,171
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		395,000	414,750
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		55,000	54,588
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		60,000	63,825
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		475,000	468,683
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		645,000	628,069
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		295,000	311,780
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		485,000	498,338
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21		640,000	650,402
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		550,000	658,933
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,625,000	1,922,022
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.375%, 11/15/21		682,000	705,787
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22		364,000	376,761
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		545,000	572,216
Upjohn, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27		785,000	809,753
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		730,000	859,749
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		655,000	673,482

			42,657,704
Technology (1.7%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21		2,056,000	2,115,262
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		670,000	717,817
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,680,000	2,216,723
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		335,000	370,158
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		565,000	608,461
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21		614,000	627,385
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23		1,155,000	1,167,168
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		493,000	649,997
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		600,000	743,878
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		335,000	337,094
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	68,153
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26		120,000	124,200
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		774,000	836,397
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,550,000	1,640,283
Broadcom, Inc. 144A company guaranty sr. unsec. sub. notes 4.15%, 11/15/30		705,000	766,111
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39		440,000	655,668
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		660,000	730,248
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21		854,000	864,421
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		105,000	107,625
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		65,000	65,650
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		75,000	86,190
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,562,000	1,790,795
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		170,000	176,109
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		178,000	237,414
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		110,000	115,947
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		1,093,000	1,280,702
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		148,000	163,985
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		457,000	539,457
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		455,000	511,475
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		1,115,000	1,308,347
Google, LLC sr. unsec. notes 3.375%, 2/25/24		720,000	791,627
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		850,000	873,514
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		76,000	76,380
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		1,204,000	1,298,827
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		120,000	120,764
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		85,000	88,656
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		2,165,000	2,362,997
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		1,818,000	2,263,928
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22		472,000	487,061
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		2,030,000	2,057,790
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22		1,325,000	1,370,022
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,705,000	1,989,168
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		215,000	294,932
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		1,255,000	1,357,509
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		961,000	1,004,063
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21		870,000	884,868
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		585,000	509,681
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		175,000	182,000
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		2,241,000	2,616,044
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		125,000	127,188
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		155,000	158,100
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		95,000	97,375
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		590,000	597,375
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		370,000	366,996
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		270,000	286,533
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		130,000	134,349

			44,020,867
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		480,000	587,029
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		77,000	80,160
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		254,000	267,933
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		450,000	476,514
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		530,000	543,027

			1,954,663
Utilities and power (0.9%)
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25		736,000	754,400
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27		105,000	108,938
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		75,000	77,236
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		1,130,000	1,328,835
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		870,000	1,077,533
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		110,000	95,458
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		60,000	56,538
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		90,000	84,150
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		145,000	146,408
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		350,000	341,250
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		50,000	59,466
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		133,000	188,611
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		275,000	324,957
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		835,000	1,018,681
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		980,000	1,085,225
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		860,000	993,841
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		370,000	398,096
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		815,000	926,883
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		758,000	862,391
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		417,000	434,278
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,680,000	1,843,563
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27		6,000	6,788
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47		9,000	11,405
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		975,000	1,259,903
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		196,000	209,543
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		98,000	116,123
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		599,000	604,027
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		300,000	315,710
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		1,374,000	1,439,154
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		107,000	149,549
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		175,000	184,625
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		50,000	52,188
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		95,000	100,225
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		1,243,000	1,304,597
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		787,000	830,766
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		100,000	105,000
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		450,000	465,685
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		175,000	243,228
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		760,000	910,214
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31		375,000	366,874
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26 (In default)(NON)		220,000	237,050
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		415,000	410,705
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		370,000	391,679
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		20,000	21,176
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		160,000	226,445
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		64,000	96
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		135,000	140,738
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		155,000	156,744
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		642,000	674,968
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		691,000	713,164
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		135,000	138,557
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		295,000	301,030

			24,294,694

Total corporate bonds and notes (cost $410,838,462)			$434,855,664

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.7%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$1,695,704	$1,882,372
5.00%, 5/20/49	49,261	55,391
4.70%, with due dates from 5/20/67 to 8/20/67	200,305	229,094
4.621%, 6/20/67	97,521	111,071
4.51%, 3/20/67	102,437	116,047
4.50%, with due dates from 5/15/47 to 5/20/49	1,601,208	1,784,418
4.00%, TBA, 7/1/50	1,000,000	1,060,234
3.50%, TBA, 7/1/50	85,000,000	89,694,924

		94,933,551
U.S. Government Agency Mortgage Obligations (12.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	352,827	386,550
3.00%, with due dates from 2/1/47 to 1/1/48	32,899,893	34,673,584
Federal National Mortgage Association Pass-Through Certificates
4.50%, 5/1/49	28,680	31,635
4.00%, 1/1/57	1,380,919	1,525,422
4.00%, with due dates from 6/1/48 to 4/1/49	35,578,742	37,693,226
3.50%, 6/1/56	2,038,429	2,236,319
3.00%, with due dates from 4/1/46 to 11/1/48	34,097,517	36,043,899
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/50	11,000,000	12,254,675
4.50%, TBA, 7/1/50	1,000,000	1,074,531
4.00%, TBA, 7/1/50	47,000,000	49,808,983
3.00%, TBA, 8/1/50	11,000,000	11,563,750
3.00%, TBA, 7/1/50	17,000,000	17,905,117
3.00%, TBA, 7/1/35	37,000,000	38,881,798
2.50%, TBA, 8/1/50	14,000,000	14,569,297
2.50%, TBA, 7/1/50	57,000,000	59,431,403

		318,080,189

Total U.S. government and agency mortgage obligations (cost $407,186,149)		$413,013,740

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 7.875%, 2/15/21(i)	$374,000	$402,923
U.S. Treasury Inflation Index Notes 0.25%, 7/15/29(i)	133,370	146,548
U.S. Treasury Notes
2.375%, 2/29/24(i)	189,000	205,435
1.50%, 9/30/24(i)	340,000	359,302

Total U.S. treasury obligations (cost $1,114,208)		$1,114,208

MORTGAGE-BACKED SECURITIES (3.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.05%, 4/15/37	$64,547	$119,186
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.119%, 11/15/35	39,232	70,189
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.665%, 12/15/36	39,478	63,760
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.473%, 6/15/34	51,297	62,741
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.765%, 3/15/41	1,175,186	236,459
REMICs Ser. 3391, PO, zero %, 4/15/37	4,856	4,549
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	2,032	1,938
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	3,019	2,745
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	6,835	6,104
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 38.793%, 7/25/36	21,978	42,903
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.524%, 6/25/37	53,009	94,324
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.697%, 8/25/35	24,009	33,963
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.552%, 12/25/35	28,577	41,542
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 16.914%, 11/25/34	11,401	13,628
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	15,958	14,779
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,193	1,109
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,918	1,765
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,452	3,225
Government National Mortgage Association
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 6/20/49	117,109	14,624
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.86%, 6/20/43	1,521,279	300,892
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,598,047	293,157
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	332,274	60,640
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	63,261	5,383
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	71,264	11,402
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	2,889,187	246,679
Ser. 13-14, IO, 3.50%, 12/20/42	906,813	68,011
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	1,182,329	53,205
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	1,255,901	41,696
Ser. 15-H25, Class BI, IO, 2.763%, 10/20/65(WAC)	4,623,124	424,403
Ser. 16-H16, Class EI, IO, 1.916%, 6/20/66(WAC)	3,350,738	332,728
Ser. 15-H26, Class EI, IO, 1.694%, 10/20/65(WAC)	2,603,373	217,642
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,049	1,845

		2,887,216
Commercial mortgage-backed securities (1.6%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.485%, 1/15/49(WAC)	282,943	262
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39(WAC)	238,884	167,219
FRB Ser. 06-PW14, Class X1, IO, 0.496%, 12/11/38(WAC)	226,311	2,331
CD Commercial Mortgage Trust Ser. 17-CD3, Class A4, 3.631%, 2/10/50	394,000	439,452
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 1.514%, 12/11/49(WAC)	4,957	180
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.292%, 4/15/44(WAC)	617,000	599,565
FRB Ser. 11-C2, Class D, 5.93%, 12/15/47(WAC)	254,000	248,920
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	618,000	629,314
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.261%, 3/10/47(WAC)	271,000	230,402
FRB Ser. 12-GC8, Class XA, IO, 1.925%, 9/10/45(WAC)	5,948,176	166,805
FRB Ser. 06-C5, Class XC, IO, 0.72%, 10/15/49(WAC)	4,186,715	57
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.882%, 7/15/47(WAC)	346,000	301,498
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	411,000	456,613
FRB Ser. 14-UBS6, Class C, 4.595%, 12/10/47(WAC)	500,000	427,258
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	942,000	964,912
Ser. 15-LC19, Class A4, 3.183%, 2/10/48	383,000	408,699
FRB Ser. 14-CR19, Class XA, IO, 1.163%, 8/10/47(WAC)	6,103,518	188,223
FRB Ser. 14-CR18, Class XA, IO, 1.152%, 7/15/47(WAC)	2,226,971	74,848
FRB Ser. 13-CR11, Class XA, IO, 1.091%, 8/10/50(WAC)	5,802,014	148,996
FRB Ser. 14-UBS6, Class XA, IO, 1.038%, 12/10/47(WAC)	6,249,922	197,504
FRB Ser. 14-LC17, Class XA, IO, 0.918%, 10/10/47(WAC)	5,651,762	144,583
COMM Mortgage Trust 144A FRB Ser. 10-C1, Class D, 6.05%, 7/10/46(WAC)	1,106,000	1,053,373
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.044%, 1/15/49(WAC)	3,246,540	1
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.386%, 5/15/38(WAC)	60,126	3,007
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.412%, 4/15/50(WAC)	1,318,000	1,253,087
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,138,000	1,168,016
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.912%, 4/15/50(WAC)	501,000	345,690
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.504%, 12/15/49(WAC)	1,264,000	993,637
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.513%, 8/10/44(WAC)	2,577,000	2,553,348
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.261%, 12/10/49(WAC)	4,759,846	2,351
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.642%, 2/10/46(WAC)	3,912,407	121,154
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.155%, 1/10/47(WAC)	560,000	531,496
FRB Ser. 14-GC22, Class C, 4.847%, 6/10/47(WAC)	931,000	845,636
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	542,000	580,157
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	537,000	575,610
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	646,000	691,388
FRB Ser. 13-GC12, Class XA, IO, 1.551%, 6/10/46(WAC)	2,296,533	74,350
FRB Ser. 14-GC22, Class XA, IO, 1.139%, 6/10/47(WAC)	5,078,261	123,910
FRB Ser. 14-GC24, Class XA, IO, 0.867%, 9/10/47(WAC)	9,508,042	229,144
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.133%, 8/10/43(WAC)	741,000	518,700
FRB Ser. 11-GC3, Class C, 5.824%, 3/10/44(WAC)	1,031,000	1,016,823
FRB Ser. 11-GC3, Class D, 5.824%, 3/10/44(WAC)	983,000	954,784
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	381,000	393,359
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.706%, 9/15/47(WAC)	511,000	437,563
FRB Ser. 13-C12, Class C, 4.236%, 7/15/45(WAC)	754,000	725,507
Ser. 16-C1, Class AS, 3.97%, 3/15/49	423,000	455,295
FRB Ser. 15-C33, Class XA, IO, 1.062%, 12/15/48(WAC)	4,495,883	186,455
FRB Ser. 14-C25, Class XA, IO, 0.999%, 11/15/47(WAC)	7,202,474	218,199
FRB Ser. 14-C19, Class XA, IO, 0.903%, 4/15/47(WAC)	5,709,810	101,286
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-C16, Class AS, 4.517%, 12/15/46	442,000	471,353
Ser. 12-C6, Class AS, 4.117%, 5/15/45	811,000	837,306
Ser. 13-C10, Class AS, 3.372%, 12/15/47	297,000	312,420
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	697,000	710,154
FRB Ser. 06-LDP8, Class X, IO, 0.289%, 5/15/45(WAC)	1,708,295	13
FRB Ser. 07-LDPX, Class X, IO, 0.127%, 1/15/49(WAC)	1,297,615	13
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.822%, 11/15/43(WAC)	422,000	397,359
FRB Ser. 12-C6, Class E, 5.324%, 5/15/45(WAC)	1,175,000	575,750
FRB Ser. 12-C8, Class D, 4.826%, 10/15/45(WAC)	755,000	720,453
FRB Ser. 12-LC9, Class D, 4.565%, 12/15/47(WAC)	186,000	169,243
FRB Ser. 05-CB12, Class X1, IO, 0.32%, 9/12/37(WAC)	12,236	79
LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.286%, 4/15/41(WAC)	64,594	65,829
FRB Ser. 07-C2, Class XW, IO, 0.359%, 2/15/40(WAC)	60,970	3
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C7, Class XCL, IO, 0.499%, 11/15/40(WAC)	197,041	19
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.36%, 4/20/48(WAC)	1,222,000	1,283,491
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	18,514	—
FRB Ser. 06-C4, Class X, IO, 6.527%, 7/15/45(WAC)	24,294	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.111%, 2/15/47(WAC)	492,000	474,467
FRB Ser. 14-C17, Class C, 4.657%, 8/15/47(WAC)	1,106,000	1,003,780
FRB Ser. 14-C17, Class XA, IO, 1.265%, 8/15/47(WAC)	3,946,602	126,185
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.76%, 11/15/45(WAC)	491,000	437,959
FRB Ser. 13-C9, Class D, 4.258%, 5/15/46(WAC)	441,000	352,800
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	91,310	18,262
FRB Ser. 16-BNK2, Class C, 4.034%, 11/15/49(WAC)	441,000	418,950
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.419%, 7/15/49(WAC)	324,000	321,856
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 1.885%, 10/15/49	680,535	583,409
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	417,718	14,848
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.755%, 5/10/45(WAC)	505,000	456,125
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.759%, 12/10/45(WAC)	4,488,250	126,671
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.459%, 11/15/48(WAC)	1,459,143	44
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.411%, 7/15/46(WAC)	501,000	434,438
Ser. 17-C39, Class A5, 3.418%, 9/15/50	609,000	680,126
FRB Ser. 14-LC16, Class XA, IO, 1.265%, 8/15/50(WAC)	10,742,645	367,619
FRB Ser. 16-LC25, Class XA, IO, 1.123%, 12/15/59(WAC)	9,560,053	404,019
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.411%, 7/15/46(WAC)	521,000	378,571
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	491,000	542,246
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	1,253,000	1,382,986
Ser. 13-UBS1, Class A4, 4.079%, 3/15/46(WAC)	528,000	572,753
Ser. 13-C12, Class AS, 3.56%, 3/15/48	1,039,000	1,046,990
Ser. 13-C11, Class AS, 3.311%, 3/15/45	455,000	470,371
FRB Ser. 14-C22, Class XA, IO, 0.956%, 9/15/57(WAC)	25,083,231	677,975
FRB Ser. 13-C14, Class XA, IO, 0.856%, 6/15/46(WAC)	12,855,092	206,323
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.852%, 3/15/44(WAC)	1,022,000	524,835
FRB Ser. 11-C2, Class D, 5.85%, 2/15/44(WAC)	1,904,000	1,866,373
Ser. 11-C4, Class E, 5.39%, 6/15/44(WAC)	138,000	63,847
FRB Ser. 12-C9, Class D, 4.971%, 11/15/45(WAC)	546,000	411,265
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46(WAC)	599,000	400,630
FRB Ser. 12-C9, Class XA, IO, 2.048%, 11/15/45(WAC)	4,679,992	157,165
FRB Ser. 12-C10, Class XA, IO, 1.679%, 12/15/45(WAC)	4,585,716	137,659

		42,555,999
Residential mortgage-backed securities (non-agency) (1.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.375%, 5/25/47	1,559,677	790,676
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	289,948	291,981
Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)	503,803	517,048
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	444,578	450,099
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.865%, 4/20/35	372,394	359,780
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.785%, 9/25/45	191,426	174,841
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.685%, 10/25/29 (Bermuda)	502,000	450,444
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 1.535%, 8/25/28 (Bermuda)	354,359	348,544
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.266%, 5/25/35(WAC)	417,346	418,484
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	358,926	359,501
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.444%, 6/25/46	801,141	702,295
FRB Ser. 05-27, Class 1A1, 2.161%, 8/25/35(WAC)	148,613	121,026
FRB Ser. 06-24CB, Class A19, (1 Month US LIBOR + 0.50%), 0.685%, 8/25/36	520,751	253,200
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.52%, 11/20/35	308,721	280,989
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.375%, 8/25/46	1,214,396	1,119,592
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.37%, 2/20/47	679,305	498,891
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	441,000	442,103
Eagle Re, Ltd 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.185%, 11/25/28	190,000	180,274
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.885%, 11/25/28 (Bermuda)	357,894	344,637
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.535%, 9/25/28	424,272	445,045
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.718%, 7/25/28	1,082,546	1,129,938
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.335%, 11/25/28	752,465	786,639
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.185%, 12/25/28	216,595	223,118
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.985%, 5/25/28	421,313	435,894
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.935%, 10/25/24	514,426	526,860
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.885%, 4/25/28	850,000	885,110
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.835%, 10/25/28	3,165,043	3,252,466
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.335%, 1/25/25	187,160	189,837
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 4.085%, 12/25/27	196,948	200,188
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 4.035%, 3/25/29	570,000	585,182
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.935%, 9/25/24	336,000	343,031
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.435%, 7/25/29	320,000	322,430
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 2.135%, 5/25/25	116,657	117,668
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.385%, 10/25/29	328,202	328,489
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 3.735%, 1/25/50	386,000	363,387
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.835%, 1/25/49	166,698	164,043
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.635%, 3/25/49	18,878	18,477
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.518%, 2/25/49	159,986	157,502
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.485%, 10/25/48	105,900	102,905
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.135%, 8/25/28	796,927	840,790
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.935%, 8/25/28	1,732,033	1,807,269
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.185%, 9/25/28	1,928,800	1,999,897
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.085%, 10/25/28	730,423	759,393
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.885%, 4/25/28	1,288,986	1,354,638
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.735%, 4/25/28	1,216,577	1,275,252
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.185%, 7/25/25	487,757	498,251
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.085%, 11/25/24	346,754	359,324
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.535%, 5/25/29	13,265	13,721
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.485%, 2/25/25	216,469	217,655
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.435%, 4/25/29	92,812	96,627
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.435%, 1/25/29	1,352,028	1,398,875
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.185%, 5/25/25	92,397	94,502
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.185%, 5/25/25	149,610	153,375
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.735%, 7/25/29	544,010	553,163
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.085%, 7/25/24	376,404	353,748
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.785%, 5/25/24	290,095	258,995
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.435%, 7/25/29	310,000	298,200
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 2.485%, 8/25/31	144,358	142,113
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.335%, 11/25/39	156,642	143,708
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.235%, 1/25/40	920,000	870,729
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.785%, 10/25/28 (Bermuda)	160,397	159,953
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	637,589	631,213
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	596,836	587,883
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.985%, 2/25/34	693,709	662,016
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.738%, 2/25/35(WAC)	157,867	161,009
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 1.01%, 8/25/34	135,724	131,652
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.994%, 8/26/47(WAC)	160,000	153,659
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 1.085%, 1/25/48	565,905	552,214
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 1.735%, 7/25/28 (Bermuda)	17,237	17,173
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.199%, 12/26/59	419,376	422,684
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.235%, 10/25/34	540,000	507,722
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 0.52%), 0.705%, 3/25/34	330,683	307,797
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	886,000	885,945
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.085%, 11/25/34	689,971	687,723
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 1.035%, 5/25/47	628,469	463,312
Towd Point Mortgage Trust 144A Ser. 14-1, Class A2, 3.25%, 10/25/53(WAC)	787,000	803,529
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.861%, 10/25/35(WAC)	752,991	737,185
FRB Ser. 05-AR14, Class 1A2, 3.828%, 12/25/35(WAC)	279,060	272,171
FRB Ser. 07-HY2, Class 1A1, 3.515%, 12/25/36(WAC)	456,055	434,618
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.145%, 7/25/45	314,151	289,773
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 0.585%, 8/25/45	260,147	235,537

		41,277,607

Total mortgage-backed securities (cost $92,417,480)		$86,720,822

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.9%)(a)
	Principal amount	Value
Chile (Republic of) sr. unsec. bonds 2.45%, 1/31/31 (Chile)	$840,000	$870,181
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	517,000	543,287
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)	450,000	414,450
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)	499,000	559,504
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	650,000	680,063
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)	278,000	279,668
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	938,000	942,690
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	2,270,000	2,556,588
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	400,000	450,500
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	990,000	1,098,875
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	360,000	373,948
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,300,000	1,295,125
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	550,000	550,000
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	880,000	1,114,362
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	520,000	602,314
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,834,000	2,161,296
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	750,000	819,383
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)	175,000	276,063
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)	1,106,000	1,150,240
Saudi Arabia (Kingdom of) 144A sr. unsec. bonds 3.25%, 10/22/30 (Saudi Arabia)	2,180,000	2,337,004
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)	200,000	193,750
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 7/30/24 (Senegal)	200,000	209,500
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	1,065,000	1,083,638
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	575,000	562,778
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)	229,000	226,939
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	570,000	735,306
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	731,000	43,860
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)	1,000	60
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	1,184,000	71,040

Total foreign government and agency bonds and notes (cost $21,814,608)		$22,202,412

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.035%, 11/25/51	$549,333	$548,647
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.985%, 6/25/52	1,644,000	1,627,560
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 2.135%, 10/22/20	1,709,000	1,709,000
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.01%, 3/26/21	2,070,000	2,070,000
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 0.83%), 0.998%, 9/7/21	982,000	982,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.935%, 10/24/20	1,938,000	1,938,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 0.885%, 9/24/20	2,020,000	2,020,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.818%, 6/25/51	936,000	936,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	910,000	910,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.768%, 1/25/46	1,116,703	1,099,829

Total asset-backed securities (cost $13,870,544)		$13,841,036

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.452%, 6/21/24	$412,250	$376,178
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.561%, 4/3/24	153,418	137,079
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/22 (In default)(NON)	85,000	29,325
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	94,160	92,983
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	112,142	107,768
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.70%, 11/6/24	497,907	469,900
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 6.267%, 10/25/23 (In default)(NON)	126,415	32,078
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.429%, 6/30/25	347,718	323,595
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.678%, 4/30/26	198,500	188,740
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	53,345	50,464
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	170,000	91,800
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	116,229	96,412
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	150,000	129,125
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.363%, 6/26/25	293,150	279,469
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	105,000	104,843
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	335,289	305,113
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	693,263	651,089
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	129,675	122,583

Total senior loans (cost $4,010,187)		$3,588,544

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
2020 Cash Exchange Trust 144A 5.25% cv. pfd.(NON)	2,572	$2,626,012
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	5,340	119,723

Total preferred stocks (cost $2,803,607)		$2,745,735

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.(NON)	1,555	$1,669,495
Stanley Black & Decker, Inc. $5.25 cv. pfd.	3,082	274,317

Total convertible preferred stocks (cost $1,802,235)		$1,943,812

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Nov-20/$1.16	$21,042,762	EUR	18,729,650	$175,202
EUR/USD (Call)	Sep-20/1.17	20,244,066	EUR	18,018,750	55,206
USD/JPY (Put)	Nov-20/JPY 105.00	15,170,900		$15,170,900	162,450
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.17	20,244,066	EUR	18,018,750	55,206
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	31,957,283	EUR	28,444,400	127,158
Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.62	15,998,726	AUD	23,183,200	64
EUR/USD (Call)	Nov-20/1.16	21,042,762	EUR	18,729,650	175,202
USD/JPY (Put)	Nov-20/JPY 105.00	15,170,900		$15,170,900	162,450
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.90	15,457,899	EUR	13,758,700	203,085

Total purchased options outstanding (cost $1,576,137)					$1,116,023

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$210,000	$192,909
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	73,000	11,140

Total convertible bonds and notes (cost $258,892)		$204,049

SHORT-TERM INVESTMENTS (16.4%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 1.204%, 7/13/20		$15,000,000	$14,997,454
CRC Funding, LLC asset backed commercial paper 0.200%, 7/10/20		12,500,000	12,499,588
Liberty Street Funding, LLC asset backed commercial paper 1.153%, 7/15/20		12,500,000	12,499,218
Matchpoint Finance PLC asset backed commercial paper 0.210%, 8/4/20		13,750,000	13,747,553
Prudential PLC commercial paper 0.200%, 8/10/20		9,480,000	9,478,542
Putnam Cash Collateral Pool, LLC 0.27%(AFF)	Shares	19,998,770	19,998,770
Putnam Short Term Investment Fund 0.41%(AFF)	Shares	299,574,697	299,574,697
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(P)	Shares	1,440,000	1,440,000
U.S. Treasury Bills 0.021%, 9/10/20(SEG)(SEGSF)(SEGCCS)		$6,996,001	6,994,137
U.S. Treasury Bills zero%, 8/13/20(SEG)(SEGSF)(SEGCCS)		6,188,000	6,187,002
U.S. Treasury Bills 0.310%, 7/23/20(SEG)(SEGCCS)		3,576,000	3,575,733
U.S. Treasury Bills 0.072%, 7/9/20(SEG)(SEGSF)		3,277,000	3,276,916
U.S. Treasury Bills zero%, 8/20/20(SEGSF)(SEGCCS)		2,841,000	2,840,487
U.S. Treasury Bills 0.015%, 9/3/20(SEGSF)(SEGCCS)		2,531,000	2,530,358
U.S. Treasury Bills 0.011%, 8/6/20(SEG)(SEGSF)(SEGCCS)		2,346,000	2,345,718
U.S. Treasury Bills 1.544%, 7/16/20		268,001	267,987
U.S. Treasury Bills 0.015%, 9/3/20(i)		60,000	59,988
Victory Receivables Corp. asset backed commercial paper 1.203%, 7/9/20		12,500,000	12,499,651

Total short-term investments (cost $424,804,805)			$424,813,799
TOTAL INVESTMENTS

Total investments (cost $2,638,909,021)			$2,911,051,578

	FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $218,471,028) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/15/20	$1,004,863	$928,199	$76,664
		Canadian Dollar	Sell	7/15/20	3,111,268	2,963,063	(148,205)
		Euro	Sell	9/16/20	7,687,688	7,668,295	(19,393)
		Hong Kong Dollar	Sell	8/19/20	1,520,692	1,519,168	(1,524)
		Japanese Yen	Sell	8/19/20	936,339	941,480	5,141
		New Taiwan Dollar	Buy	8/19/20	114,318	126,544	(12,226)
		New Zealand Dollar	Buy	7/15/20	1,402,893	1,303,199	99,694
		Norwegian Krone	Sell	9/16/20	651,106	649,855	(1,251)
	Barclays Bank PLC
		British Pound	Buy	9/16/20	78,594	79,853	(1,259)
		Euro	Sell	9/16/20	4,210,492	4,201,743	(8,749)
		Hong Kong Dollar	Sell	8/19/20	1,925,948	1,924,258	(1,690)
		Indonesian Rupiah	Sell	8/19/20	15,016	180,287	165,271
		Japanese Yen	Buy	8/19/20	3,565,070	3,585,569	(20,499)
		New Zealand Dollar	Buy	7/15/20	2,193,428	2,037,808	155,620
		Norwegian Krone	Buy	9/16/20	5,178,516	5,326,782	(148,266)
		Polish Zloty	Sell	9/16/20	15,017	10,805	(4,212)
		Swedish Krona	Sell	9/16/20	2,630,793	2,619,506	(11,287)
	Citibank, N.A.
		British Pound	Sell	9/16/20	1,626,047	1,642,522	16,475
		Canadian Dollar	Sell	7/15/20	629,811	610,085	(19,726)
		Danish Krone	Sell	9/16/20	1,192,238	1,186,181	(6,057)
		Euro	Buy	9/16/20	1,584,533	1,580,895	3,638
		Japanese Yen	Buy	8/19/20	1,898,207	1,906,408	(8,201)
		New Zealand Dollar	Sell	7/15/20	2,134,445	1,982,350	(152,095)
		Norwegian Krone	Sell	9/16/20	651,106	650,134	(972)
		Swedish Krona	Sell	9/16/20	981,322	975,781	(5,541)
	Credit Suisse International
		Australian Dollar	Buy	7/15/20	1,306,253	1,160,320	145,933
		Australian Dollar	Sell	7/15/20	1,327,993	1,153,583	(174,410)
		British Pound	Sell	9/16/20	661,848	672,426	10,578
		Canadian Dollar	Sell	7/15/20	1,202,461	1,157,092	(45,369)
		Euro	Sell	9/16/20	1,746,700	1,742,155	(4,545)
		New Zealand Dollar	Sell	7/15/20	103,835	94,403	(9,432)
	Goldman Sachs International
		Australian Dollar	Buy	7/15/20	323,406	321,450	1,956
		British Pound	Buy	9/16/20	1,245,847	1,265,667	(19,820)
		Canadian Dollar	Buy	7/15/20	3,895,991	3,776,913	119,078
		Euro	Sell	9/16/20	1,264,813	1,261,228	(3,585)
		Japanese Yen	Sell	8/19/20	3,356,290	3,372,502	16,212
		New Zealand Dollar	Sell	7/15/20	1,960,785	1,819,064	(141,721)
		Norwegian Krone	Buy	9/16/20	272,880	283,098	(10,218)
		Russian Ruble	Buy	9/16/20	2,519,435	2,447,333	72,102
		Russian Ruble	Sell	9/16/20	2,503,283	2,512,924	9,641
		Swedish Krona	Buy	9/16/20	5,842,504	5,842,611	(107)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/15/20	5,723,993	5,445,325	278,668
		British Pound	Sell	9/16/20	7,313,554	7,429,787	116,233
		Canadian Dollar	Buy	7/15/20	104,895	125,142	(20,247)
		Euro	Buy	9/16/20	276,393	267,168	9,225
		Hong Kong Dollar	Sell	8/19/20	8,003,261	7,994,256	(9,005)
		Indian Rupee	Sell	8/19/20	71,901	83,220	11,319
		Japanese Yen	Buy	8/19/20	1,850,564	1,857,992	(7,428)
		New Zealand Dollar	Buy	7/15/20	233,870	236,323	(2,453)
		Norwegian Krone	Sell	9/16/20	1,302,223	1,300,432	(1,791)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/15/20	313,122	368,793	(55,671)
		British Pound	Buy	9/16/20	6,199,978	6,316,847	(116,869)
		Canadian Dollar	Sell	7/15/20	2,671,800	2,602,856	(68,944)
		Euro	Buy	9/16/20	2,580,044	2,572,973	7,071
		Japanese Yen	Sell	8/19/20	313,593	314,876	1,283
		New Zealand Dollar	Sell	7/15/20	227,416	211,331	(16,085)
		Norwegian Krone	Sell	9/16/20	650,077	656,471	6,394
		Singapore Dollar	Buy	8/19/20	1,840,115	1,905,914	(65,799)
		Swedish Krona	Sell	9/16/20	307,436	307,340	(96)
		Swiss Franc	Buy	9/16/20	2,926,193	2,885,137	41,056
	NatWest Markets PLC
		Australian Dollar	Buy	7/15/20	6,863,091	6,462,244	400,847
		British Pound	Buy	9/16/20	578,296	587,595	(9,299)
		Canadian Dollar	Buy	7/15/20	326,692	308,557	18,135
		Euro	Sell	9/16/20	1,430,244	1,426,706	(3,538)
		New Zealand Dollar	Buy	7/15/20	1,036,859	969,871	66,988
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/15/20	691,395	953,292	(261,897)
		British Pound	Sell	9/16/20	6,081,964	6,163,089	81,125
		Canadian Dollar	Sell	7/15/20	12,875,407	12,547,029	(328,378)
		Euro	Sell	9/16/20	1,699,884	1,602,377	(97,507)
		Hong Kong Dollar	Sell	8/19/20	11,330,377	11,318,860	(11,517)
		Japanese Yen	Buy	8/19/20	1,714,659	1,731,487	(16,828)
		New Zealand Dollar	Buy	7/15/20	4,928,486	4,623,983	304,503
		Norwegian Krone	Sell	9/16/20	653,195	659,435	6,240
		Swedish Krona	Buy	9/16/20	620,866	627,157	(6,291)
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/15/20	1,972,527	1,824,676	147,851
		British Pound	Buy	9/16/20	239,500	243,304	(3,804)
		Canadian Dollar	Sell	7/15/20	3,428,531	3,365,007	(63,524)
		Euro	Sell	9/16/20	2,564,738	2,557,380	(7,358)
		New Zealand Dollar	Sell	7/15/20	19,360	59,446	40,086
	UBS AG
		Australian Dollar	Sell	7/15/20	4,570,541	4,130,107	(440,434)
		British Pound	Sell	9/16/20	2,439,504	2,479,141	39,637
		Canadian Dollar	Buy	7/15/20	237,266	259,945	(22,679)
		Euro	Sell	9/16/20	1,339,989	1,337,257	(2,732)
		Hong Kong Dollar	Sell	8/19/20	2,803,303	2,800,482	(2,821)
		Japanese Yen	Buy	8/19/20	4,541,417	4,573,443	(32,026)
		New Zealand Dollar	Buy	7/15/20	7,380,629	7,019,657	360,972
		Norwegian Krone	Sell	9/16/20	2,604,758	2,577,253	(27,505)
		Swedish Krona	Buy	9/16/20	2,628,634	2,616,890	11,744
	WestPac Banking Corp.
		Australian Dollar	Buy	7/15/20	1,869,143	1,655,559	213,584
		British Pound	Buy	9/16/20	4,064,064	4,129,911	(65,847)
		Canadian Dollar	Sell	7/15/20	1,054,032	1,043,097	(10,935)
		Euro	Sell	9/16/20	128,406	124,100	(4,306)
		Japanese Yen	Buy	8/19/20	6,449,416	6,554,268	(104,852)
		New Zealand Dollar	Buy	7/15/20	837,321	772,701	64,620

	Unrealized appreciation						3,125,584

	Unrealized (depreciation)						(2,868,826)

	Total						$256,758
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	131	$11,662,773	$11,648,520	Sep-20	$(58,281)
Russell 2000 Index E-Mini (Long)	1,328	95,706,636	95,456,640	Sep-20	5,565,665
S&P 500 Index E-Mini (Long)	51	7,905,740	7,880,010	Sep-20	18,850
S&P 500 Index E-Mini (Short)	686	106,339,947	105,993,860	Sep-20	(2,817,571)
S&P Mid Cap 400 Index E-Mini (Long)	6	1,069,926	1,067,460	Sep-20	2,309
U.S. Treasury Bond 30 yr (Long)	129	23,034,563	23,034,563	Sep-20	(14,900)
U.S. Treasury Bond Ultra 30 yr (Long)	296	64,574,250	64,574,250	Sep-20	(440,736)
U.S. Treasury Note 2 yr (Long)	541	119,468,016	119,468,016	Sep-20	23,815
U.S. Treasury Note 2 yr (Short)	515	113,726,485	113,726,485	Sep-20	(16,230)
U.S. Treasury Note 5 yr (Long)	971	122,095,665	122,095,665	Sep-20	298,292
U.S. Treasury Note 10 yr (Long)	281	39,107,297	39,107,297	Sep-20	80,454
U.S. Treasury Note Ultra 10 yr (Short)	464	73,072,750	73,072,750	Sep-20	(157,474)

Unrealized appreciation					5,989,385

Unrealized (depreciation)					(3,505,192)

Total					$2,484,193

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $515,312) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Sep-20/$1.19	$20,244,066	EUR	18,018,750	$21,256
EUR/USD (Call)	Nov-20/1.20	21,042,762	EUR	18,729,650	62,939
USD/JPY (Put)	Nov-20/JPY 100.00	15,170,900		$15,170,900	64,567
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.19	20,244,066	EUR	18,018,750	21,256
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	31,957,283	EUR	28,444,400	69,060
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.20	21,042,762	EUR	18,729,650	62,939
USD/JPY (Put)	Nov-20/JPY 100.00	15,170,900		$15,170,900	64,567
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.94	15,457,899	EUR	13,758,700	21,565

Total					$388,149

TBA SALE COMMITMENTS OUTSTANDING at 6/30/20 (proceeds receivable $37,720,508) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 7/1/50	$2,000,000	7/21/20	$2,135,938
Uniform Mortgage-Backed Securities, 3.50%, 7/1/50	5,000,000	7/14/20	5,258,594
Uniform Mortgage-Backed Securities, 3.00%, 7/1/50	15,000,000	7/14/20	15,798,633
Uniform Mortgage-Backed Securities, 2.50%, 7/1/50	14,000,000	7/14/20	14,597,186

Total			$37,790,351

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$35,529,000	$124,707	$(51,631)	6/17/22	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	$74,472
	15,769,000	256,656	(157,844)	6/17/25	3 month USD-LIBOR-BBA — Quarterly	0.65% — Semiannually	100,964
	74,466,000	1,212,009	668,442	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(553,731)
	3,242,000	15,789	23,663	6/17/50	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38,694
	17,731,000	86,350	164,419	6/17/50	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	82,213
	43,190,000	921,415	(643,732)	6/17/30	3 month USD-LIBOR-BBA — Quarterly	0.85% — Semiannually	286,937
	23,245,000	495,909	323,884	6/17/30	0.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(177,006)
	2,727,000	11,372	(36)	5/14/30	0.6732% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,263)
	7,257,000	43,273	(96)	5/29/30	0.6925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(45,286)
	9,414,000	243,926	(126)	6/10/30	0.8963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(247,272)

Total			$326,943				$(452,278)

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$90,341	$89,943	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$(211)
	597,278	595,790	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(150)
	178,336	177,891	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(45)
	22,369	22,429	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(118)
	226,296	227,399	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,718)
	7,596	7,509	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	15
	92,791	94,082	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,622
	11,676	11,839	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	330
	4,394	4,408	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	75
	13,145	13,035	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(95)
	548	544	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4
	Citibank, N.A.
	82,145,407	79,956,777	—	6/10/21	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(2,156,125)
	79,883,433	77,626,488	—	6/10/21	3 month USD-LIBOR-BBA minus 0.11% — Quarterly	Russell 1000 Total Return Index — Quarterly	2,141,147
	155,800	155,412	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(39)
	89,945	89,721	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(23)
	Credit Suisse International
	16,336	16,108	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	15
	Goldman Sachs International
	1,545,392	1,431,323	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSCBPAND) of common stocks — Monthly*	(114,396)
	31,609,272	31,784,287	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	174,088
	161,070,930	158,837,357	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(2,219,448)
	161,411,863	157,511,459	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	3,735,254
	12,674	12,735	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(96)
	15,203	15,277	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(115)
	280,515	281,883	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,130)
	48,124	47,469	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	21
	10,915	10,949	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	186
	10,915	10,949	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	186
	9,763	9,757	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	120
	1,718	1,707	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	11
	JPMorgan Securities LLC
	26,224	26,306	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(448)
	104,468	105,920	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,952)

	Upfront premium received		—	Unrealized appreciation			6,054,074

	Upfront premium (paid)		—	Unrealized (depreciation)			(4,498,109)

		Total	$—			Total	$1,555,965
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Amazon.com, Inc.	Consumer cyclicals	1,648	$4,546,543	5.69%
Apple, Inc.	Technology	9,743	3,554,388	4.45%
Microsoft Corp.	Technology	15,231	3,099,613	3.88%
Alphabet, Inc. Class A	Technology	1,933	2,740,497	3.43%
Adobe, Inc.	Technology	4,460	1,941,570	2.43%
Verizon Communications, Inc.	Communication services	32,961	1,817,128	2.27%
JPMorgan Chase & Co.	Financials	16,902	1,589,844	1.99%
Texas Instruments, Inc.	Technology	11,980	1,521,159	1.90%
Intuit, Inc.	Technology	4,940	1,463,116	1.83%
Medtronic PLC	Health care	15,591	1,429,649	1.79%
Fidelity National Information Services, Inc.	Technology	10,449	1,401,157	1.75%
Mondelez International, Inc. Class A	Consumer staples	26,929	1,376,900	1.72%
Lockheed Martin Corp.	Capital goods	3,717	1,356,558	1.70%
Honeywell International, Inc.	Capital goods	9,350	1,351,846	1.69%
Goldman Sachs Group, Inc. (The)	Financials	6,558	1,295,967	1.62%
Veeva Systems, Inc. Class A	Technology	5,164	1,210,605	1.51%
eBay, Inc.	Technology	22,844	1,198,148	1.50%
Clorox Co. (The)	Consumer cyclicals	5,184	1,137,171	1.42%
Johnson & Johnson	Health care	7,725	1,086,393	1.36%
Intercontinental Exchange, Inc.	Financials	11,809	1,081,674	1.35%
Allstate Corp. (The)	Financials	10,898	1,057,036	1.32%
Waste Management, Inc.	Capital goods	9,860	1,044,227	1.31%
Kinder Morgan, Inc.	Utilities and power	65,443	992,763	1.24%
Cisco Systems, Inc.	Technology	20,731	966,902	1.21%
Starbucks Corp.	Consumer staples	12,831	944,259	1.18%
DTE Energy Co.	Utilities and power	8,695	934,694	1.17%
Exelon Corp.	Utilities and power	25,654	930,970	1.16%
U.S. Bancorp	Financials	25,247	929,581	1.16%
Take-Two Interactive Software, Inc.	Technology	6,586	919,266	1.15%
Cognizant Technology Solutions Corp. Class A	Technology	16,176	919,099	1.15%
NVIDIA Corp.	Technology	2,405	913,828	1.14%
Baxter International, Inc.	Health care	10,437	898,585	1.12%
Synopsys, Inc.	Technology	4,426	863,028	1.08%
Leidos Holdings, Inc.	Technology	8,940	837,396	1.05%
Garmin, Ltd.	Technology	8,499	828,687	1.04%
Charter Communications, Inc. Class A	Communication services	1,568	799,545	1.00%
Hershey Co. (The)	Consumer staples	5,992	776,686	0.97%
Hologic, Inc.	Health care	13,351	760,999	0.95%
Procter & Gamble Co. (The)	Consumer staples	6,117	731,356	0.91%
Costco Wholesale Corp.	Consumer staples	2,398	727,193	0.91%
Facebook, Inc. Class A	Technology	2,992	679,366	0.85%
Exxon Mobil Corp.	Energy	14,789	661,351	0.83%
F5 Networks, Inc.	Technology	4,720	658,384	0.82%
Merck & Co., Inc.	Health care	8,374	647,540	0.81%
Dollar General Corp.	Consumer cyclicals	3,305	629,583	0.79%
PepsiCo, Inc.	Consumer staples	4,750	628,200	0.79%
Cadence Design Systems, Inc.	Technology	6,424	616,489	0.77%
Juniper Networks, Inc.	Communication services	26,840	613,557	0.77%
State Street Corp.	Financials	9,549	606,840	0.76%
Electronic Arts, Inc.	Technology	4,417	583,201	0.73%

A BASKET (GSCBPAND) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Eldorado Resorts, Inc.	Consumer cyclicals	2,358	$94,478	6.60%
Penn National Gaming, Inc.	Consumer cyclicals	2,247	68,618	4.79%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	1,014	50,998	3.56%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	2,996	49,220	3.44%
Expedia Group, Inc.	Consumer cyclicals	526	43,220	3.02%
Darden Restaurants, Inc.	Consumer staples	568	43,030	3.01%
Macy's, Inc.	Consumer cyclicals	5,655	38,906	2.72%
Gap, Inc. (The)	Consumer cyclicals	3,021	38,127	2.66%
Boeing Co. (The)	Capital goods	204	37,418	2.61%
United Airlines Holdings, Inc.	Transportation	1,074	37,188	2.60%
L Brands, Inc.	Consumer cyclicals	2,479	37,114	2.59%
MGM Resorts International	Consumer cyclicals	2,186	36,730	2.57%
JetBlue Airways Corp.	Transportation	3,298	35,949	2.51%
Wynn Resorts, Ltd.	Consumer cyclicals	478	35,589	2.49%
Ford Motor Co.	Consumer cyclicals	5,772	35,091	2.45%
Alaska Air Group, Inc.	Transportation	963	34,902	2.44%
Marriott International, Inc./MD Class A	Consumer cyclicals	399	34,244	2.39%
Live Nation Entertainment, Inc.	Consumer cyclicals	741	32,858	2.30%
American Airlines Group, Inc.	Transportation	2,501	32,694	2.28%
Hilton Worldwide Holdings, Inc.	Consumer cyclicals	435	31,944	2.23%
Estee Lauder Cos., Inc. (The) Class A	Consumer staples	169	31,820	2.22%
Booking Holdings, Inc.	Consumer cyclicals	20	31,797	2.22%
Delta Air Lines, Inc.	Transportation	1,110	31,122	2.17%
Trip.com Group, Ltd. ADR (China)	Consumer cyclicals	1,125	29,171	2.04%
Las Vegas Sands Corp.	Consumer cyclicals	625	28,458	1.99%
Nordstrom, Inc.	Consumer cyclicals	1,767	27,367	1.91%
Southwest Airlines Co.	Transportation	799	27,305	1.91%
Hyatt Hotels Corp. Class A	Consumer cyclicals	488	24,531	1.71%
Spirit Airlines, Inc.	Transportation	1,374	24,453	1.71%
Texas Roadhouse, Inc.	Consumer staples	422	22,176	1.55%
Cracker Barrel Old Country Store, Inc.	Consumer staples	188	20,883	1.46%
Six Flags Entertainment Corp.	Consumer cyclicals	1,074	20,624	1.44%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	455	19,404	1.36%
Brinker International, Inc.	Consumer staples	783	18,794	1.31%
Huazhu Group, Ltd. ADR (China)	Consumer cyclicals	494	17,314	1.21%
Cheesecake Factory, Inc. (The)	Consumer staples	738	16,910	1.18%
Marriott Vacations Worldwide Corp.	Consumer cyclicals	202	16,622	1.16%
TripAdvisor, Inc.	Consumer staples	775	14,739	1.03%
Boyd Gaming Corp.	Consumer cyclicals	654	13,661	0.95%
Melco Resorts & Entertainment, Ltd. ADR (Hong Kong)	Consumer cyclicals	843	13,083	0.91%
Choice Hotels International, Inc.	Consumer cyclicals	165	12,992	0.91%
Dine Brans Global, Inc.	Consumer staples	285	11,995	0.84%
SeaWorld Entertainment, Inc.	Consumer cyclicals	807	11,949	0.83%
Dave & Buster's Entertainment, Inc.	Consumer staples	806	10,739	0.75%
Allegiant Travel Co.	Transportation	94	10,302	0.72%
Wyndham Destinations, Inc.	Consumer cyclicals	365	10,298	0.72%
Madison Square Garden Co. (The) Class A	Consumer cyclicals	68	10,058	0.70%
Copa Holdings SA Class A (Panama)	Transportation	186	9,404	0.66%
Extended Stay America, Inc. (Units)	Consumer cyclicals	764	8,554	0.60%
SkyWest, Inc.	Transportation	252	8,215	0.57%

A BASKET (GSGLPHCL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Ipsen SA (France)	Health care	12,875	$1,093,923	3.44%
Thermo Fisher Scientific, Inc.	Health care	3,014	1,092,014	3.44%
IQVIA Holdings, Inc.	Health care	7,672	1,088,511	3.42%
Mettler-Toledo International, Inc.	Health care	1,348	1,085,594	3.42%
Illumina, Inc.	Health care	2,930	1,085,243	3.41%
Merck & Co., Inc.	Health care	13,944	1,078,325	3.39%
Merck KGaA (Germany)	Health care	9,253	1,073,510	3.38%
Pfizer, Inc.	Health care	32,817	1,073,104	3.38%
Zoetis, Inc.	Health care	7,787	1,067,077	3.36%
Agilent Technologies, Inc.	Technology	12,045	1,064,445	3.35%
PerkinElmer, Inc.	Health care	10,841	1,063,368	3.35%
Perrigo Co. PLC	Health care	19,000	1,050,144	3.30%
Waters Corp.	Health care	5,795	1,045,440	3.29%
GlaxoSmithKline PLC (United Kingdom)	Health care	51,282	1,037,024	3.26%
Bayer AG (Germany)	Health care	13,070	965,757	3.04%
Sanofi (France)	Health care	9,255	942,275	2.96%
Mylan NV	Health care	57,669	927,312	2.92%
Johnson & Johnson	Health care	6,443	906,032	2.85%
AbbVie, Inc.	Health care	8,662	850,413	2.68%
Alexion Pharmaceuticals, Inc.	Health care	7,438	834,856	2.63%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	11,917	729,064	2.29%
Galapagos NV (Belgium)	Health care	3,691	725,774	2.28%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	58,535	721,738	2.27%
Biogen, Inc.	Health care	2,637	705,576	2.22%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	49,735	686,891	2.16%
Bristol-Myers Squibb Co.	Health care	11,285	663,541	2.09%
AstraZeneca PLC (United Kingdom)	Health care	6,231	648,330	2.04%
Gilead Sciences, Inc.	Health care	8,305	638,985	2.01%
CSL, Ltd. (Australia)	Health care	3,032	599,142	1.89%
Amgen, Inc.	Health care	2,397	565,435	1.78%
Galenica AG (Switzerland)	Health care	3,386	509,440	1.60%
Sartorius Stedim Biotech (France)	Health care	1,749	441,906	1.39%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	8,073	434,735	1.37%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	11,470	409,112	1.29%
Eli Lilly and Co.	Health care	2,331	382,656	1.20%
Eisai Co., Ltd. (Japan)	Health care	4,625	366,361	1.15%
Shionogi & Co., Ltd. (Japan)	Health care	5,501	344,206	1.08%
H Lundbeck A/S (Denmark)	Health care	7,118	267,502	0.84%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	8,375	229,727	0.72%
Astellas Pharma, Inc. (Japan)	Health care	13,425	223,923	0.70%
UCB SA (Belgium)	Health care	1,815	210,185	0.66%
Incyte Corp.	Health care	1,940	201,744	0.63%
Grifols SA (Spain)	Health care	5,280	160,308	0.50%
Regeneron Pharmaceuticals, Inc.	Health care	185	115,300	0.36%
Eurofins Scientific (Luxembourg)	Health care	144	90,564	0.28%
Novartis AG (Switzerland)	Health care	1,022	88,938	0.28%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	929	75,846	0.24%
Vertex Pharmaceuticals, Inc.	Health care	142	41,208	0.13%
Orion Oyj Class B (Finland)	Health care	831	40,205	0.13%
Recordati SpA (Italy)	Health care	803	40,080	0.13%

A BASKET (GSGLPWDL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Afterpay, Ltd. (Australia)	Financials	25,080	$1,055,606	0.66%
AES Corp. (The)	Utilities and power	70,349	1,019,362	0.64%
Just Eat-Takeaway (Netherlands)	Consumer staples	9,601	1,000,556	0.63%
Splunk, Inc.	Technology	4,978	989,070	0.62%
Ashtead Group PLC (United Kingdom)	Consumer staples	29,259	985,779	0.62%
SoftBank Group Corp. (Japan)	Technology	19,257	971,972	0.61%
Okta, Inc.	Technology	4,757	952,397	0.60%
Insulet Corp.	Health care	4,855	943,132	0.59%
Willis Towers Watson PLC	Financials	4,733	932,228	0.59%
CyberAgent, Inc. (Japan)	Consumer cyclicals	18,929	927,366	0.58%
Centene Corp.	Health care	14,556	925,046	0.58%
Citrix Systems, Inc.	Technology	6,236	922,345	0.58%
Givaudan SA (Switzerland)	Basic materials	246	914,909	0.58%
London Stock Exchange Group PLC (United Kingdom)	Financials	8,802	911,576	0.57%
Yaskawa Electric Corp. (Japan)	Technology	26,421	911,475	0.57%
Qorvo, Inc.	Technology	8,195	905,809	0.57%
Apollo Global Management, Inc.	Financials	17,973	897,232	0.56%
Mercari, Inc. (Japan)	Consumer staples	28,853	889,832	0.56%
Tesco PLC (United Kingdom)	Consumer staples	314,535	888,998	0.56%
Sandvik AB (Sweden)	Capital goods	46,670	871,973	0.55%
ONEOK, Inc.	Energy	25,907	860,640	0.54%
Roper Technologies, Inc.	Technology	2,200	854,115	0.54%
Fujitsu, Ltd. (Japan)	Technology	7,162	837,035	0.53%
NortonLifeLock, Inc.	Technology	41,427	821,501	0.52%
Cadence Design Systems, Inc.	Technology	8,543	819,772	0.52%
Carlyle Group, Inc. (The)	Financials	29,316	817,920	0.51%
Air Liquide SA (France)	Basic materials	5,565	802,743	0.51%
AMETEK, Inc.	Conglomerates	8,810	787,335	0.50%
Partners Group Holding AG (Switzerland)	Financials	866	785,224	0.49%
Roche Holding AG (Switzerland)	Health care	2,255	781,562	0.49%
SS&C Technologies Holdings, Inc.	Technology	13,732	775,562	0.49%
Mazda Motor Corp. (Japan)	Consumer cyclicals	127,994	765,771	0.48%
Procter & Gamble Co. (The)	Consumer staples	6,384	763,346	0.48%
Nexi SpA (Italy)	Consumer cyclicals	44,061	762,340	0.48%
Carlsberg A/S Class B (Denmark)	Consumer staples	5,768	762,333	0.48%
Expeditors International of Washington, Inc.	Transportation	10,006	760,893	0.48%
Shopify, Inc. Class A (Canada)	Technology	799	759,396	0.48%
Canopy Growth Corp. (Canada)	Health care	46,740	757,085	0.48%
Advanced Micro Devices, Inc.	Technology	14,376	756,327	0.48%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	2,907	755,759	0.48%
Merck & Co., Inc.	Health care	9,762	754,881	0.48%
Swisscom AG (Switzerland)	Communication services	1,411	738,724	0.47%
Nomura Holdings, Inc. (Japan)	Financials	164,719	735,914	0.46%
Rio Tinto PLC (United Kingdom)	Basic materials	13,013	733,500	0.46%
Red Electrica Corporacion SA (Spain)	Utilities and power	39,290	732,978	0.46%
Endesa SA (Spain)	Utilities and power	29,709	731,985	0.46%
Anglo American PLC (United Kingdom)	Basic materials	31,591	731,772	0.46%
L'Oreal SA (France)	Consumer staples	2,274	729,768	0.46%
Old Dominion Freight Line, Inc.	Transportation	4,302	729,643	0.46%
Hannover Rueck SE (Germany)	Financials	4,230	729,076	0.46%

A BASKET (GSGLPWDS) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Square, Inc. Class A	Consumer cyclicals	10,025	$1,051,990	0.67%
PayPal Holdings, Inc.	Consumer cyclicals	5,638	982,367	0.62%
Delivery Hero Holding GmbH (Germany)	Consumer staples	9,432	963,921	0.61%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	14,972	958,680	0.61%
Twilio, Inc. Class A	Technology	4,360	956,688	0.61%
Yamaha Motor Co., Ltd. (Japan)	Consumer cyclicals	60,214	941,338	0.60%
J Sainsbury PLC (United Kingdom)	Consumer staples	364,004	941,314	0.60%
Cognizant Technology Solutions Corp. Class A	Technology	16,521	938,718	0.60%
Autodesk, Inc.	Technology	3,923	938,444	0.60%
Capgemini SE (France)	Technology	8,130	931,197	0.59%
United Parcel Service, Inc. Class B	Transportation	8,357	929,135	0.59%
Carrier Global Corp.	Consumer cyclicals	41,779	928,323	0.59%
Walgreens Boots Alliance, Inc.	Consumer staples	21,827	925,251	0.59%
Electronic Arts, Inc.	Technology	6,942	916,631	0.58%
Bank of New York Mellon Corp. (The)	Financials	23,645	913,881	0.58%
IPG Photonics Corp.	Technology	5,675	910,265	0.58%
Alexion Pharmaceuticals, Inc.	Health care	8,101	909,230	0.58%
Athene Holding, Ltd. Class A (Bermuda)	Financials	29,132	908,620	0.58%
Mylan NV	Health care	56,343	905,988	0.58%
Eastman Chemical Co.	Basic materials	12,987	904,417	0.57%
Edwards Lifesciences Corp.	Health care	13,015	899,461	0.57%
CaixaBank SA (Spain)	Financials	420,026	896,845	0.57%
Swatch Group AG (The) (Switzerland)	Consumer cyclicals	4,460	890,141	0.57%
ViacomCBS, Inc. Class B	Consumer cyclicals	37,458	873,513	0.55%
T-Mobile US, Inc.	Communication services	8,342	868,780	0.55%
Tyler Technologies, Inc.	Technology	2,474	858,242	0.54%
Franklin Resources, Inc.	Financials	40,622	851,837	0.54%
ENEOS Holdings, Inc. (Japan)	Energy	240,151	849,620	0.54%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	53,012	845,391	0.54%
Vistra Energy Corp.	Utilities and power	45,016	838,206	0.53%
American Tower Corp.	Communication services	3,213	830,736	0.53%
Reinsurance Group of America, Inc.	Financials	10,468	821,128	0.52%
Molson Coors Beverage Co. Class B	Consumer staples	23,863	819,933	0.52%
Prologis, Inc.	Financials	8,749	816,551	0.52%
Microchip Technology, Inc.	Technology	7,734	814,465	0.52%
Adobe, Inc.	Technology	1,835	798,846	0.51%
Lonza Group AG (Switzerland)	Health care	1,502	792,863	0.50%
Progressive Corp. (The)	Financials	9,894	792,613	0.50%
Abbott Laboratories	Health care	8,566	783,180	0.50%
CVS Health Corp.	Health care	12,002	779,772	0.50%
Alexandria Real Estate Equities, Inc.	Financials	4,793	777,698	0.49%
ABB, Ltd. (Switzerland)	Capital goods	34,461	775,822	0.49%
FedEx Corp.	Transportation	5,529	775,213	0.49%
Unibail-Rodamco-Westfield (France)	Financials	13,510	761,360	0.48%
Nidec Corp. (Japan)	Technology	11,414	760,710	0.48%
Monotaro Co., Ltd. (Japan)	Consumer staples	18,929	757,343	0.48%
Intel Corp.	Technology	12,645	756,544	0.48%
GoDaddy, Inc. Class A	Technology	10,299	755,237	0.48%
NRG Energy, Inc.	Utilities and power	23,035	750,007	0.48%
Waste Connections, Inc.	Capital goods	7,897	740,678	0.47%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$1,504	$22,000	$6,884	5/11/63	300 bp — Monthly	$(5,369)
	CMBX NA BBB-.6 Index	BB+/P	2,953	49,000	15,332	5/11/63	300 bp — Monthly	(12,355)
	CMBX NA BBB-.6 Index	BB+/P	6,050	98,000	30,664	5/11/63	300 bp — Monthly	(24,565)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BB+/P	8,647	78,000	24,406	5/11/63	300 bp — Monthly	(15,720)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	17,760	128,000	16,410	5/11/63	200 bp — Monthly	1,393
	CMBX NA BB.11 Index	BB-/P	46,895	83,000	28,369	11/18/54	500 bp — Monthly	18,595
	CMBX NA BB.6 Index	B+/P	48,200	336,000	169,546	5/11/63	500 bp — Monthly	(121,066)
	CMBX NA BB.7 Index	BB-/P	31,284	613,000	262,854	1/17/47	500 bp — Monthly	(231,060)
	CMBX NA BBB-.6 Index	BB+/P	7,005	110,000	34,419	5/11/63	300 bp — Monthly	(27,359)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(2,876)	2,604,000	333,833	5/11/63	200 bp — Monthly	(335,840)
	CMBX NA BB.7 Index	BB-/P	15,516	116,000	49,741	1/17/47	500 bp — Monthly	(34,128)
	CMBX NA BBB-.6 Index	BB+/P	141,977	1,511,000	472,792	5/11/63	300 bp — Monthly	(330,059)
	CMBX NA BBB-.7 Index	BBB-/P	78,491	993,000	212,601	1/17/47	300 bp — Monthly	(133,614)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	8,431	71,000	9,102	5/11/63	200 bp — Monthly	(647)
	CMBX NA A.6 Index	A/P	(45)	75,000	9,615	5/11/63	200 bp — Monthly	(9,635)
	CMBX NA A.6 Index	A/P	7,391	146,000	18,717	5/11/63	200 bp — Monthly	(11,278)
	CMBX NA A.6 Index	A/P	7,391	146,000	18,717	5/11/63	200 bp — Monthly	(11,278)
	CMBX NA A.6 Index	A/P	7,598	146,000	18,717	5/11/63	200 bp — Monthly	(11,071)
	CMBX NA A.6 Index	A/P	13,726	209,000	26,794	5/11/63	200 bp — Monthly	(12,998)
	CMBX NA A.6 Index	A/P	1,731	230,000	29,486	5/11/63	200 bp — Monthly	(27,678)
	CMBX NA A.6 Index	A/P	8,320	269,000	34,486	5/11/63	200 bp — Monthly	(26,076)
	CMBX NA A.6 Index	A/P	13,960	271,000	34,742	5/11/63	200 bp — Monthly	(20,692)
	CMBX NA A.6 Index	A/P	30,994	285,000	36,537	5/11/63	200 bp — Monthly	(5,448)
	CMBX NA A.6 Index	A/P	17,044	345,000	44,229	5/11/63	200 bp — Monthly	(27,070)
	CMBX NA A.6 Index	A/P	41,385	356,000	45,639	5/11/63	200 bp — Monthly	(4,136)
	CMBX NA A.6 Index	A/P	16,596	529,000	67,818	5/11/63	200 bp — Monthly	(51,046)
	CMBX NA A.6 Index	A/P	33,587	660,000	84,612	5/11/63	200 bp — Monthly	(50,805)
	CMBX NA A.6 Index	A/P	42,184	700,000	89,740	5/11/63	200 bp — Monthly	(47,323)
	CMBX NA A.6 Index	A/P	16,226	701,000	89,868	5/11/63	200 bp — Monthly	(73,409)
	CMBX NA BBB-.6 Index	BB+/P	396	5,000	1,565	5/11/63	300 bp — Monthly	(1,166)
	CMBX NA BBB-.6 Index	BB+/P	1,773	34,000	10,639	5/11/63	300 bp — Monthly	(8,848)
	CMBX NA BBB-.6 Index	BB+/P	5,846	54,000	16,897	5/11/63	300 bp — Monthly	(11,023)
	CMBX NA BBB-.6 Index	BB+/P	10,387	96,000	30,038	5/11/63	300 bp — Monthly	(19,603)
	CMBX NA BBB-.6 Index	BB+/P	10,428	96,000	30,038	5/11/63	300 bp — Monthly	(19,563)
	CMBX NA BBB-.6 Index	BB+/P	6,540	96,000	30,038	5/11/63	300 bp — Monthly	(23,450)
	CMBX NA BBB-.6 Index	BB+/P	11,796	107,000	33,480	5/11/63	300 bp — Monthly	(21,631)
	CMBX NA BBB-.6 Index	BB+/P	10,042	119,000	37,235	5/11/63	300 bp — Monthly	(27,133)
	CMBX NA BBB-.6 Index	BB+/P	14,593	169,000	52,880	5/11/63	300 bp — Monthly	(38,202)
	CMBX NA BBB-.6 Index	BB+/P	14,937	177,000	55,383	5/11/63	300 bp — Monthly	(40,358)
	CMBX NA BBB-.6 Index	BB+/P	27,949	298,000	93,244	5/11/63	300 bp — Monthly	(65,146)
	CMBX NA BBB-.6 Index	BB+/P	105,165	1,399,000	437,747	5/11/63	300 bp — Monthly	(331,883)
	CMBX NA BBB-.7 Index	BBB-/P	2,440	35,000	7,494	1/17/47	300 bp — Monthly	(5,036)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	12,460	89,000	11,410	5/11/63	200 bp — Monthly	1,080
	CMBX NA A.6 Index	A/P	626,452	4,818,000	617,668	5/11/63	200 bp — Monthly	10,390
	CMBX NA A.7 Index	A/P	9,165	209,000	20,775	1/17/47	200 bp — Monthly	(11,540)
	CMBX NA BB.10 Index	BB-/P	12,196	152,000	64,995	5/11/63	500 bp — Monthly	(52,672)
	CMBX NA BBB-.6 Index	BB+/P	558,840	1,748,000	546,949	5/11/63	300 bp — Monthly	12,765
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	16,300	163,000	20,897	5/11/63	200 bp — Monthly	(4,542)
	CMBX NA A.6 Index	A/P	40,900	409,000	52,434	5/11/63	200 bp — Monthly	(11,397)
	CMBX NA A.6 Index	A/P	(12,363)	1,611,000	206,530	5/11/63	200 bp — Monthly	(218,357)
	CMBX NA BB.6 Index	B+/P	24,066	98,000	49,451	5/11/63	500 bp — Monthly	(25,303)
	CMBX NA BB.6 Index	B+/P	48,543	197,000	99,406	5/11/63	500 bp — Monthly	(50,699)
	CMBX NA BBB-.6 Index	BB+/P	15,171	229,000	71,654	5/11/63	300 bp — Monthly	(56,368)

Upfront premium received			2,259,231		Unrealized appreciation			44,223

Upfront premium (paid)			(15,284)		Unrealized (depreciation)			(2,705,645)

	Total		$2,243,947				Total	$(2,661,422)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,550)	$209,000	$20,775	1/17/47	(200 bp) — Monthly	$19,155
	CMBX NA BB.10 Index	(7,410)	71,000	30,360	11/17/59	(500 bp) — Monthly	22,891
	CMBX NA BB.10 Index	(6,360)	58,000	24,801	11/17/59	(500 bp) — Monthly	18,393
	CMBX NA BB.11 Index	(27,467)	212,000	72,462	11/18/54	(500 bp) — Monthly	44,818
	CMBX NA BB.11 Index	(6,881)	73,000	24,951	11/18/54	(500 bp) — Monthly	18,009
	CMBX NA BB.11 Index	(3,025)	44,000	15,039	11/18/54	(500 bp) — Monthly	11,978
	CMBX NA BB.11 Index	(1,071)	21,000	7,178	11/18/54	(500 bp) — Monthly	6,089
	CMBX NA BB.11 Index	(1,089)	21,000	7,178	11/18/54	(500 bp) — Monthly	6,071
	CMBX NA BB.12 Index	(86)	1,000	331	8/17/61	(500 bp) — Monthly	244
	CMBX NA BB.8 Index	(8,940)	72,000	33,876	10/17/57	(500 bp) — Monthly	24,876
	CMBX NA BB.9 Index	(52,745)	511,000	211,043	9/17/58	(500 bp) — Monthly	157,872
	CMBX NA BB.9 Index	(9,807)	152,000	62,776	9/17/58	(500 bp) — Monthly	52,842
	CMBX NA BB.9 Index	(9,291)	144,000	59,472	9/17/58	(500 bp) — Monthly	50,061
	CMBX NA BB.9 Index	(1,290)	32,000	13,216	9/17/58	(500 bp) — Monthly	11,899
	CMBX NA BB.9 Index	(979)	27,000	11,151	9/17/58	(500 bp) — Monthly	10,150
	CMBX NA BB.9 Index	(824)	21,000	8,673	9/17/58	(500 bp) — Monthly	7,831
	CMBX NA BBB-.10 Index	(70,310)	236,000	47,200	11/17/59	(300 bp) — Monthly	(23,228)
	CMBX NA BBB-.11 Index	(38,708)	118,000	24,119	11/18/54	(300 bp) — Monthly	(14,648)
	CMBX NA BBB-.11 Index	(27,246)	85,000	17,374	11/18/54	(300 bp) — Monthly	(9,914)
	CMBX NA BBB-.11 Index	(25,508)	78,000	15,943	11/18/54	(300 bp) — Monthly	(9,604)
	CMBX NA BBB-.11 Index	(19,278)	59,000	12,060	11/18/54	(300 bp) — Monthly	(7,248)
	CMBX NA BBB-.11 Index	(6,234)	31,000	6,336	11/18/54	(300 bp) — Monthly	87
	CMBX NA BBB-.12 Index	(147,926)	469,000	95,113	8/17/61	(300 bp) — Monthly	(53,047)
	CMBX NA BBB-.12 Index	(90,806)	258,000	52,322	8/17/61	(300 bp) — Monthly	(38,613)
	CMBX NA BBB-.12 Index	(61,151)	179,000	36,301	8/17/61	(300 bp) — Monthly	(24,940)
	CMBX NA BBB-.12 Index	(31,410)	94,000	19,063	8/17/61	(300 bp) — Monthly	(12,394)
	CMBX NA BBB-.12 Index	(28,391)	85,000	17,238	8/17/61	(300 bp) — Monthly	(11,196)
	CMBX NA BBB-.9 Index	(19,637)	83,000	16,135	9/17/58	(300 bp) — Monthly	(3,543)
	Credit Suisse International
	CMBX NA BB.10 Index	(19,613)	147,000	62,857	11/17/59	(500 bp) — Monthly	43,121
	CMBX NA BB.10 Index	(17,362)	146,000	62,430	11/17/59	(500 bp) — Monthly	44,946
	CMBX NA BB.10 Index	(9,571)	77,000	32,925	11/17/59	(500 bp) — Monthly	23,290
	CMBX NA BB.7 Index	(9,143)	518,000	261,383	5/11/63	(500 bp) — Monthly	251,808
	CMBX NA BB.7 Index	(28,039)	152,000	65,178	1/17/47	(500 bp) — Monthly	37,012
	CMBX NA BB.8 Index	(9,988)	57,000	26,819	10/17/57	(500 bp) — Monthly	16,783
	CMBX NA BB.9 Index	(67,165)	670,000	276,710	9/17/58	(500 bp) — Monthly	208,986
	Goldman Sachs International
	CMBX NA BB.6 Index	(9,821)	96,000	48,442	5/11/63	(500 bp) — Monthly	38,541
	CMBX NA BB.7 Index	(6,356)	42,000	18,010	1/17/47	(500 bp) — Monthly	11,619
	CMBX NA BB.12 Index	(12,449)	34,000	11,254	8/17/61	(500 bp) — Monthly	(1,224)
	CMBX NA BB.6 Index	(146)	1,000	505	5/11/63	(500 bp) — Monthly	358
	CMBX NA BB.7 Index	(117,160)	577,000	247,418	1/17/47	(500 bp) — Monthly	129,777
	CMBX NA BB.7 Index	(18,678)	114,000	48,883	1/17/47	(500 bp) — Monthly	30,110
	CMBX NA BB.8 Index	(4,758)	42,000	19,761	10/17/57	(500 bp) — Monthly	14,968
	CMBX NA BB.9 Index	(3,341)	31,000	12,803	9/17/58	(500 bp) — Monthly	9,436
	CMBX NA BB.9 Index	(2,975)	25,000	10,325	9/17/58	(500 bp) — Monthly	7,329
	CMBX NA BB.9 Index	(3,009)	25,000	10,325	9/17/58	(500 bp) — Monthly	7,295
	CMBX NA BB.9 Index	(738)	19,000	7,847	9/17/58	(500 bp) — Monthly	7,093
	CMBX NA BB.9 Index	(1,912)	12,000	4,956	9/17/58	(500 bp) — Monthly	3,034
	CMBX NA BB.9 Index	(1,923)	12,000	4,956	9/17/58	(500 bp) — Monthly	3,023
	CMBX NA BB.9 Index	(1,278)	8,000	3,304	9/17/58	(500 bp) — Monthly	2,019
	CMBX NA BBB-.12 Index	(32,083)	95,000	19,266	8/17/61	(300 bp) — Monthly	(12,865)
	CMBX NA BBB-.6 Index	(10,906)	218,000	68,212	5/11/63	(300 bp) — Monthly	57,197
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(198,521)	364,000	124,415	11/18/54	(500 bp) — Monthly	(74,409)
	CMBX NA BB.11 Index	(8,237)	16,000	8,074	5/11/63	(500 bp) — Monthly	(177)
	CMBX NA BB.12 Index	(90,621)	165,000	54,615	8/17/61	(500 bp) — Monthly	(36,143)
	CMBX NA BB.17 Index	(194,883)	398,000	170,662	1/17/47	(500 bp) — Monthly	(24,552)
	CMBX NA BB.9 Index	(82,532)	167,000	68,971	9/17/58	(500 bp) — Monthly	(13,700)
	CMBX NA BBB-.10 Index	(25,072)	89,000	17,800	11/17/59	(300 bp) — Monthly	(7,317)
	CMBX NA BBB-.10 Index	(22,940)	77,000	15,400	11/17/59	(300 bp) — Monthly	(7,579)
	CMBX NA BBB-.11 Index	(36,107)	112,000	22,893	11/18/54	(300 bp) — Monthly	(13,270)
	CMBX NA BBB-.11 Index	(35,202)	112,000	22,893	11/18/54	(300 bp) — Monthly	(12,365)
	CMBX NA BBB-.11 Index	(17,601)	56,000	11,446	11/18/54	(300 bp) — Monthly	(6,183)
	CMBX NA BBB-.11 Index	(17,576)	56,000	11,446	11/18/54	(300 bp) — Monthly	(6,158)
	CMBX NA BBB-.12 Index	(24,222)	73,000	14,804	8/17/61	(300 bp) — Monthly	(9,454)
	CMBX NA BBB-.12 Index	(10,826)	31,000	6,287	8/17/61	(300 bp) — Monthly	(4,555)
	CMBX NA BBB-.7 Index	(116,208)	495,000	105,980	1/17/47	(300 bp) — Monthly	(10,476)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,080)	142,000	60,719	11/17/59	(500 bp) — Monthly	52,521
	CMBX NA BB.11 Index	(72,158)	146,000	49,903	11/18/54	(500 bp) — Monthly	(22,377)
	CMBX NA BB.9 Index	(16,518)	424,000	175,112	9/17/58	(500 bp) — Monthly	158,241
	CMBX NA BBB-.7 Index	(5,409)	66,000	14,131	1/17/47	(300 bp) — Monthly	8,689
	CMBX NA BBB-.9 Index	(11,300)	61,000	11,858	9/17/58	(300 bp) — Monthly	528
	CMBX NA BBB-.9 Index	(11,300)	61,000	11,858	9/17/58	(300 bp) — Monthly	528
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(6,827)	67,000	14,345	1/17/47	(300 bp) — Monthly	7,485
	CMBX NA BB.10 Index	(7,446)	71,000	30,360	11/17/59	(500 bp) — Monthly	22,854
	CMBX NA BB.11 Index	(6,383)	65,000	22,217	11/18/54	(500 bp) — Monthly	15,779
	CMBX NA BB.11 Index	(5,241)	55,000	18,799	11/18/54	(500 bp) — Monthly	13,512
	CMBX NA BB.12 Index	(32,400)	54,000	17,874	8/17/61	(500 bp) — Monthly	(14,571)
	CMBX NA BB.12 Index	(1,411)	20,000	6,620	8/17/61	(500 bp) — Monthly	5,192
	CMBX NA BB.12 Index	(1,389)	17,000	5,627	9/17/58	(500 bp) — Monthly	4,224
	CMBX NA BB.7 Index	(13,474)	67,000	28,730	1/17/47	(500 bp) — Monthly	15,200
	CMBX NA BB.7 Index	(6,171)	32,000	13,722	1/17/47	(500 bp) — Monthly	7,524
	CMBX NA BB.9 Index	(7,964)	106,000	43,778	9/17/58	(500 bp) — Monthly	35,726
	CMBX NA BB.9 Index	(4,859)	79,000	32,627	9/17/58	(500 bp) — Monthly	27,702
	CMBX NA BB.9 Index	(4,803)	79,000	32,627	9/17/58	(500 bp) — Monthly	27,758
	CMBX NA BB.9 Index	(6,154)	70,000	28,910	9/17/58	(500 bp) — Monthly	22,697
	CMBX NA BB.9 Index	(4,186)	68,000	28,084	9/17/58	(500 bp) — Monthly	23,842
	CMBX NA BB.9 Index	(5,730)	67,000	27,671	9/17/58	(500 bp) — Monthly	21,885
	CMBX NA BB.9 Index	(3,186)	59,000	24,367	9/17/58	(500 bp) — Monthly	21,132
	CMBX NA BB.9 Index	(2,825)	57,000	23,541	9/17/58	(500 bp) — Monthly	20,668
	CMBX NA BB.9 Index	(6,062)	50,000	20,650	9/17/58	(500 bp) — Monthly	14,546
	CMBX NA BB.9 Index	(5,264)	35,000	14,455	9/17/58	(500 bp) — Monthly	9,162
	CMBX NA BB.9 Index	(4,046)	26,000	10,738	9/17/58	(500 bp) — Monthly	6,670
	CMBX NA BB.9 Index	(3,031)	25,000	10,325	9/17/58	(500 bp) — Monthly	7,273
	CMBX NA BB.9 Index	(2,867)	19,000	7,847	9/17/58	(500 bp) — Monthly	4,964
	CMBX NA BB.9 Index	(743)	19,000	7,847	9/17/58	(500 bp) — Monthly	7,088
	CMBX NA BB.9 Index	(1,060)	7,000	2,891	9/17/58	(500 bp) — Monthly	1,826
	CMBX NA BB.9 Index	(1,060)	7,000	2,891	9/17/58	(500 bp) — Monthly	1,826
	CMBX NA BBB-.11 Index	(36,009)	114,000	23,302	11/18/54	(300 bp) — Monthly	(12,765)
	CMBX NA BBB-.11 Index	(35,448)	112,000	22,893	11/18/54	(300 bp) — Monthly	(12,611)
	CMBX NA BBB-.11 Index	(17,478)	56,000	11,446	11/18/54	(300 bp) — Monthly	(6,059)
	CMBX NA BBB-.11 Index	(3,821)	19,000	3,884	11/18/54	(300 bp) — Monthly	53
	CMBX NA BBB-.12 Index	(18,611)	56,000	11,357	8/17/61	(300 bp) — Monthly	(7,282)
	CMBX NA BBB-.9 Index	(5,372)	35,000	6,804	9/17/58	(300 bp) — Monthly	1,418

	Upfront premium received	—				Unrealized appreciation	1,979,524

	Upfront premium (paid)	(2,360,468)			Unrealized (depreciation)		(524,467)

	Total	$(2,360,468)				Total	$1,455,057
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 34 Index	B+/P	$600,708	$60,002,950	$413,900	6/20/25	500 bp — Quarterly	$261,812
	NA IG Series 34 Index	BBB+/P	(779,451)	118,500,000	1,385,028	6/20/25	100 bp — Quarterly	635,201

	Total		$(178,743)					$897,013
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period.
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,596,120,441.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$8,682,900	$167,594,673	$156,278,803	$94,248	$19,998,770
	Putnam Short Term Investment Fund**	254,007,567	421,732,394	376,165,264	2,768,491	299,574,697

	Total Short-term investments	$262,690,467	$589,327,067	$532,444,067	$2,862,739	$319,573,467
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $19,998,770, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $19,841,350. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $9,266,246.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,529,675.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $13,412,513.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $486,594,413 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $111,616 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,693,063 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,529,675 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$28,940,319	$22,101,556	$—
Capital goods	86,354,756	12,455,986	—
Communication services	65,933,244	10,435,935	—
Conglomerates	14,355,792	268,247	—
Consumer cyclicals	172,757,913	38,950,388	2
Consumer staples	72,859,306	29,374,799	—
Energy	30,219,257	7,806,898	—
Financials	156,940,860	48,459,419	—
Health care	173,174,312	31,338,533	—
Technology	415,197,646	19,471,425	—
Transportation	16,968,874	5,157,558	—
Utilities and power	39,146,747	6,221,962	—

Total common stocks	1,272,849,026	232,042,706	2
Asset-backed securities	—	13,841,036	—
Convertible bonds and notes	—	204,049	—
Convertible preferred stocks	1,669,495	274,317	—
Corporate bonds and notes	—	434,855,568	96
Foreign government and agency bonds and notes	—	22,202,412	—
Mortgage-backed securities	—	86,720,822	—
Preferred stocks	—	2,745,735	—
Purchased options outstanding	—	1,116,023	—
Senior loans	—	3,588,544	—
U.S. government and agency mortgage obligations	—	413,013,740	—
U.S. treasury obligations	—	1,114,208	—
Short-term investments	301,014,697	123,799,102	—

Totals by level	$1,575,533,218	$1,335,518,262	$98
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$256,758	$—
Futures contracts	2,484,193	—	—
Written options outstanding	—	(388,149)	—
TBA sale commitments	—	(37,790,351)	—
Interest rate swap contracts	—	(779,221)	—
Total return swap contracts	—	1,555,965	—
Credit default contracts	—	(14,088)	—

Totals by level	$2,484,193	$(37,159,086)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$107,800,000
Written currency option contracts (contract amount)	$72,000,000
Futures contracts (number of contracts)	5,000
Forward currency contracts (contract amount)	$427,100,000
Centrally cleared interest rate swap contracts (notional)	$311,500,000
OTC total return swap contracts (notional)	$472,400,000
OTC credit default contracts (notional)	$34,600,000
Centrally cleared credit default contracts (notional)	$163,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com